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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  May 1, 2009 through October 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Diversified
High Income Trust


--------------------------------------------------------------------------------
Semiannual Report | October 31, 2009
--------------------------------------------------------------------------------

Ticker Symbol:    HNW



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Schedule of Investments                       11
Financial Statements                          36
Financial Highlights                          40
Notes to Financial Statements                 41
Trustees, Officers and Service Providers      51


      Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, have outperformed other fixed-income asset classes for most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


      Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     3

Portfolio Management Discussion |10/31/09

Higher-yielding investments posted sharp price gains over the six months ended October 31, 2009, as fixed-income investors sought out the greater income and attractive prices offered by credit-sensitive securities after their prices had been knocked down in the credit crisis of late 2008 and early 2009. In the following discussion, Andrew Feltus and Jonathan Sharkey discuss the factors affecting the performance of Pioneer Diversified High Income Trust during the six-month period ended October 31, 2009. Mr. Feltus and Mr. Sharkey are members of Pioneer's Fixed-Income Department and leaders of the investment team responsible for the daily management of the Trust.

Q  How did the Trust perform during the six months ended October 31, 2009?

A Pioneer Diversified High Income Trust generated a total return of 41.82% at net asset value during the six months ended October 31, 2009, and 36.32% at market price. Over the same period, the Trust's customized benchmark returned 25.38%. The custom benchmark is based on a 50% weighting of the Merrill Lynch Global High Yield and Emerging Markets Plus Index, which gained 29.23%, and a 50% weighting of the CSFB Leveraged Loan Index, which returned 21.53%.

Q What were the main factors affecting the Trust's performance during the six months ended October 31, 2009?

A The period provided an excellent environment for investing in the higher-yielding securities that the Trust emphasizes. The rally that began in March 2009 continued throughout the six-month period, as the markets gained new confidence that the economy would recover from recession. In the face of aggressive fiscal and monetary actions both in the United States and in major foreign markets, investor demand increased for higher-yielding, credit-sensitive securities. Lower-rated, high-yield corporate bonds turned in the strongest relative performance among domestic income securities, but floating-rate bank loans also delivered robust returns over the period. The third sector in which the Trust invests -- catastrophe-linked bonds -- delivered less impressive results, but still performed positively over the six months.

   At the end of the period on October 31, 2009, the largest component in the Trust's portfolio was the allocation to domestic high-yield corporate bonds, which represented 33.3% of the Trust's total investment portfolio, an increase from the 28.9% allocation at the start of the period on May 1, 2009.


4     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

   Bank loans accounted for about 28.3% of the Trust's total investment portfolio at October 31, 2009, slightly down from the Trust's exposure at the start of the period. The Trust's commitments to catastrophe-linked bonds and emerging market and international bonds were both decreased during the six-month period, ending at 14.3% and 14.4% of the Trust's total investment portfolio, respectively. In addition, we maintained a relatively small commitment (3.2% of the Trust's total investment portfolio) in commercial mortgage-backed securities at the end of the six months. Approximately 25% of Trust assets were leveraged, or borrowed, at period end, and the average credit quality of the Trust's investments was B.

Q What types of investments most influenced the Trust's performance, either positively or negatively, during the six months ended October 31, 2009?

A The Trust's commitment to U.S. high-yield corporate bonds was the primary factor driving performance over the six-month period. As new liquidity poured into financial markets, corporations gained the ability to issue new equity and debt securities and to refinance existing debt, and lower-rated, high-yield bonds staged a robust recovery that benefited the Trust. The Trust's investments in floating-rate loans performed almost as well, adding to performance results as demand for all risky assets rose. The performance benefits of the positions in higher-yielding corporate bonds and in floating-rate bank loans were amplified by the Trust's use of borrowed funds, or leverage, to fund some investments. Leverage tends to exaggerate market movements, both in positive and negative environments, and the Trust's leveraged position during the six months ended October 31, 2009 boosted results.

   Holding back the Trust's performance results, somewhat, was the allocation to catastrophe-linked bonds. Catastrophe-linked bonds are reinsurance securities issued against the possibility of significant losses incurred by casualty insurers from natural catastrophes, such as hurricanes and earthquakes. While they produced positive returns, consistent with their role as a way to add diversification and reduce overall volatility in a high-yield oriented portfolio, the catastrophe-linked bonds' performance results trailed those of high-yield corporate bonds and bank loans. Catastrophe-linked bonds had outperformed high-yield bonds and floating-rate loans during the downturn prior to the start of the six-month period on May 1, 2009, but they trailed in the subsequent market recovery. We had reduced the Trust's exposure to catastrophe-linked securities during the six months ended October 31, 2009, but nevertheless retained an allocation for portfolio diversification reasons. The Trust's small position in commercial mortgage-backed securities did not help performance early in the six-month period, but those securities performed better over the final months of the period.


      Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     5

   Among individual high-yield bond securities, the Trust's investment in bonds of GC Impsat Holdings, a London-based corporation that provides fiber-optic telecommunication services in Latin America, aided performance results. Holding back results, however, was an investment in bonds issued by the Little Traverse Bay Casino, which operates on a Native American reservation in Michigan.

   In the floating-rate portion of the portfolio, the Trust enjoyed good results from investments in loans to Custom Building Products, which produces building materials and tools; Central Garden, which distributes garden and pet care supplies; and LodgeNet Interactive, which supplies electronic movie rental services to hotels and motels. Two underperforming investments were loans to Hudson Products, which produces high-powered industrial fans for electric generating stations and refineries; and Niagara Steel.

   While the Trust produced a solid total return that reflects both price change and current income to investors, its monthly dividend was lowered during the six months ended October 31, 2009, as two-thirds of the Trust's investments were in floating-rate securities and income fell as short-term interest rates, including the London Inter-Bank Offered Rate (LIBOR), declined.

Q  What is your investment outlook?

A We think we should see a favorable environment for high-yield investing in the near term, as the effects of fiscal stimulus programs of the major economic powers begin to take hold. High-yielding corporate bonds still are trading at reasonable prices, as the global economy appears headed toward a period of renewed expansion. This is an environment that should support high-yield prices, although performance is not likely to match the results of the past six months (May 1, 2009 through October 31, 2009).

   One question that will hang over the markets, however, will be whether monetary authorities may tighten their policies and limit liquidity if they see the potential for the emergence of inflationary pressures as growth trends strengthen. Market uncertainty over the direction of monetary policy could add volatility to the fixed-income markets.

   In the weeks and months ahead, we may consider adding more floating-rate loans to the Trust's portfolio. Because their yields fluctuate with changes in interest rates, we believe floating-rate loans stand to present a good opportunity for solid performance when the Federal Reserve Board eventually starts raising short-term rates again. We also think catastrophe-linked bonds, which are also floating rate securities, should continue to be less volatile than the other sectors, while continuing to offer the benefits of diversification.


Please refer to the Schedule of Investments on pages 11-35 for a full listing of Trust securities.


6     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust generally will rise. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Trust may invest significantly in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities also are more difficult to value, and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust is authorized to borrow from banks and issue debt securities, which are forms of leverage. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

Risks of investing in the Trust are discussed in greater detail in the Trust's original offering prospectus relating to its common shares.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes.


      Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     7

Portfolio Summary | 10/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

Corporate Bonds & Notes                                  62.0%
Floating Rate Loan Interests                             27.8%
Temporary Cash Investments                                3.2%
Convertible Bonds & Notes                                 2.9%
Asset Backed Securities                                   2.0%
Collateralized Mortgage Obligations                       1.2%
Fixed Rate Loan Interests                                 0.5%
Convertible Preferred Stock                               0.2%
Common Stock                                              0.2%
Warrants*                                                 0.0%

* Amount is less than 0.1%.


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)


[The following data was represented as a pie chart in the printed material]

A & Higher                                                2.5%
BBB                                                       0.8%
BB                                                       29.9%
B                                                        37.2%
CCC & Lower                                              14.0%
Not Rated                                                12.4%
Cash Equivalents                                          3.2%

The portfolio is actively managed, and current holdings may be different.


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*


    1.    Muteki, Ltd., 4.84%, 5/24/11 (144A)                                           1.18%
    2.    Atlas Reinsurance Plc, 11.0%, 1/10/11 (144A)                                  1.05
    3.    Green Valley, Ltd., 4.343%, 1/10/11 (144A)                                    1.04
    4.    Successor II, Ltd., 25.314%, 4/6/10 (144A)                                    0.98
    5.    SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 1.994%, 2/28/14         0.97
    6.    Alliance One International, Inc., 10.0%, 7/15/16 (144A)                       0.90
    7.    Calpine Corp., First Priority Term Loan, 3.165%, 3/29/14                      0.90
    8.    Blue Fin, Ltd., 4.684%, 4/10/12 (144A)                                        0.88
    9.    Fhu-Jin, Ltd., 4.383%, 8/10/11 (144A)                                         0.87
   10.    U.S.I. Holdings Corp., Tranche B Term Loan, 3.04%, 5/5/14                     0.85

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Prices and Distributions | 10/31/09

Market Value per Common Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              10/31/09                     4/30/09
--------------------------------------------------------------------------------
             $ 16.94                      $ 13.23
--------------------------------------------------------------------------------


Net Asset Value per Common Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              10/31/09                     4/30/09
--------------------------------------------------------------------------------
              $ 18.53                     $ 13.94
--------------------------------------------------------------------------------


Distributions per Common Share: 5/1/09-10/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Net
    Investment        Tax Return        Short-Term          Long-Term
      Income          of Capital       Capital Gains      Capital Gains
--------------------------------------------------------------------------------
    $  1.0500           $ --             $ --              $ --
--------------------------------------------------------------------------------


      Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     9

Performance Update | 10/31/09

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer Diversified High Income Trust, compared to that of the combined (50%/50%) Merrill Lynch Global High Yield and Emerging Market Plus Index and CSFB Leveraged Loan Index.


Cumulative Total Returns
(As of October 31, 2009)
--------------------------------------------------------------------------------
                                     Net Asset     Market
Period                               Value         Price
--------------------------------------------------------------------------------
 Life-of-Trust
 (5/30/07)                             7.23%        -6.38%
 1 Year                               43.08         52.25
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                                      50% ML Global
                                        HY and EM
                     Pioneer            Plus Index
                   Diversified           50% CSFB
                    High Income         Leveraged
                      Trust             Loan Index
5/07                 10,000           10,000
10/07                 8,661           10,095
10/08                 6,149            8,066
10/09                 9,362           10,659


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV") due to such factors as interest rate changes and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which includes bank borrowing, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

The Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issues rated BB1 and lower. There are no restrictions on issuer country of domicile. The CSFB Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market. The CSFB Leveraged Loan Index consists of tradable term loans with at least one year to maturity and rated BBB or lower.

Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. The indices are not leveraged. You cannot invest directly in an index.


10     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Schedule of Investments | 10/31/09 (unaudited)


-----------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                               Value
-----------------------------------------------------------------------------------------------------------
                                     ASSET BACKED SECURITIES -- 2.9% of Net Assets
                                     CONSUMER SERVICES -- 0.3%
                                     Restaurants -- 0.3%
       500,000             BB/Ba3    DB Master Finance LLC, 8.285%, 6/20/31 (144A)            $    406,675
                                                                                              ------------
                                     Total Consumer Services                                  $    406,675
-----------------------------------------------------------------------------------------------------------
                                     BANKS -- 2.2%
                                     Thrifts & Mortgage Finance -- 2.2%
       246,741(a)         AA+/Aa1    Ace Securities Corp., 0.844%, 12/25/34                   $    169,359
       911,942(a)         AAA/Aaa    Bayview Financial Acquisition Trust, 0.829%, 8/28/44          788,908
     1,526,392(a)         AAA/Aaa    Bayview Financial Acquisition Trust, 0.874%, 5/28/44        1,191,661
       200,000(a)         AAA/Ba3    Carrington Mortgage Loan Trust, 0.344%, 10/25/36              152,094
       699,000(a)          AA+/B3    Carrington Mortgage Loan Trust, 0.444%, 2/25/37               286,435
       165,810(a)         AAA/Ba2    Countrywide Asset-Backed Certificates, 0.424%,
                                     7/25/36                                                       116,468
        75,533(a)            A/B1    First Franklin Mortgage Loan Asset-Backed Certificates,
                                     0.434%, 3/25/36                                                49,525
       250,000(a)          B+/Ba2    GSAMP Trust, 0.374%, 1/25/37                                  193,307
       149,816(a)            A/A2    GSAMP Trust, 0.674%, 3/25/35                                  143,544
       686,803(a)        CCC/Caa2    Lehman XS Trust, 0.594%, 12/25/35                             188,041
       146,625(a)           B-/B2    Residential Asset Mortgage Products, Inc., 0.444%,
                                     3/25/36                                                       101,117
                                                                                              ------------
                                     Total Banks                                              $  3,380,459
-----------------------------------------------------------------------------------------------------------
                                     DIVERSIFIED FINANCIALS -- 0.4%
                                     Other Diversified Financial Services -- 0.4%
       946,748(a)          B/Caa1    Aircraft Finance Trust, 0.725%, 5/15/24 (144A)           $    378,700
       216,523(a)         BB-/Ba3    Aircraft Finance Trust, 0.745%, 5/15/24 (144A)                140,740
                                                                                              ------------
                                     Total Diversified Financials                             $    519,440
-----------------------------------------------------------------------------------------------------------
                                     TOTAL ASSET BACKED SECURITIES
                                     (Cost $5,114,781)                                        $  4,306,574
-----------------------------------------------------------------------------------------------------------
                                     COLLATERALIZED MORTGAGE OBLIGATIONS --
                                     1.6% of Net Assets
                                     BANKS -- 1.6%
                                     Thrifts & Mortgage Finance -- 1.6%
       276,759(a)          CCC/B3    Countrywide Home Loans, 0.594%, 3/25/35                  $     69,578
       572,160(a)          CCC/Ca    Downey Savings and Loan Association Mortgage Loan
                                     Trust, 0.615%, 10/19/45                                       202,075
       393,360(a)          CCC/Ca    Downey Savings and Loan Association Mortgage Loan
                                     Trust, 0.665%, 10/19/45                                        82,606
     1,271,689(a)          AAA/A3    Impac CMB Trust, 1.004%, 1/25/35                              871,268
       208,879(a)        CCC/Caa2    Impac Secured Assets CMN Owner Trust, 0.334%,
                                     11/25/36                                                       90,346
       735,827(a)          CCC/Ca    Luminent Mortgage Trust, 0.504%, 7/25/36                       89,263

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     11

--------------------------------------------------------------------------------------------------------
Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                         Value
--------------------------------------------------------------------------------------------------------
                                         Thrifts & Mortgage Finance -- (continued)
          438,538(a)         AAA/Aa1     WaMu Mortgage Pass-Through Certificates,
                                         0.474%, 4/25/45                                   $    318,930
        1,453,254(a)        AAA/Baa1     WaMu Mortgage Pass-Through Certificates,
                                         0.724%, 7/25/45                                        711,462
                                                                                           ------------
                                         Total Banks                                       $  2,435,528
--------------------------------------------------------------------------------------------------------
                                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                         (Cost $3,446,933)                                 $  2,435,528
--------------------------------------------------------------------------------------------------------
                                         CORPORATE BONDS & NOTES -- 86.2% of Net Assets
                                         ENERGY -- 8.9%
                                         Oil & Gas Drilling -- 0.1%
   NOK 1,500,000               NR/NR     Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)      $    131,627
--------------------------------------------------------------------------------------------------------
                                         Oil & Gas Equipment & Services -- 1.1%
          300,000(b)           NR/NR     Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)           $     30,000
        1,120,000             CCC/NR     Oceanografia SA de CV, 11.25%, 7/15/15 (144A)          595,000
          700,000(a)           NR/NR     Sevan Marine ASA, 4.43%, 5/14/13 (144A)                546,000
   NOK  3,000,000(a)           NR/NR     Sevan Marine ASA, 7.61%, 10/24/12 (144A)               463,329
          154,800              NR/NR     Skeie Drilling & Production ASA, 11.25%,
                                         3/8/13 (144A)                                          100,620
                                                                                           ------------
                                                                                           $  1,734,949
--------------------------------------------------------------------------------------------------------
                                         Oil & Gas Exploration & Production -- 4.4%
          505,000               B/B2     Berry Petroleum Co., 10.25%, 6/1/14               $    540,350
          125,000             BB/Ba3     Chesapeake Energy Corp., 9.5%, 2/15/15                 135,313
          500,000           CCC/Caa1     Harvest Operations Corp., 7.875%, 10/15/11             503,750
          970,000             BB-/B3     Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)               970,000
          685,000              B-/B3     Linn Energy LLC, 11.75%, 5/15/17 (144A)                761,206
          855,000              B+/B3     Mariner Energy, Inc., 11.75%, 6/30/16                  940,500
   NOK  3,500,000              NR/NR     Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)         631,154
   NOK  2,500,000              NR/NR     Norwegian Energy Co. AS, 12.9%, 11/20/14               440,952
   NOK  2,000,000              NR/NR     PA Resources AB, 8.75%, 3/10/10                        347,496
          225,000             B/Caa1     PetroQuest Energy, Inc., 10.375%, 5/15/12              221,625
          240,000              B-/B3     Quicksilver Resources, Inc., 7.125%, 4/1/16            215,400
          335,000              B-/B3     SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)            331,650
          670,000(c)           B-/B3     SandRidge Energy, Inc., 8.625%, 4/1/15                 675,025
                                                                                           ------------
                                                                                           $  6,714,421
--------------------------------------------------------------------------------------------------------
                                         Oil & Gas Refining & Marketing -- 0.9%
        1,310,000             BB-/B1     Petroplus Finance, Ltd., 9.375%, 9/15/19 (144A)   $  1,313,275
--------------------------------------------------------------------------------------------------------
                                         Oil & Gas Storage & Transportation -- 1.0%
          500,000              B+/B1     Holly Energy Partners LP, 6.25%, 3/1/15           $    466,875
        1,245,000(a)          BB/Ba1     Southern Union Co., 7.2%, 11/1/66                    1,020,900
                                                                                           ------------
                                                                                           $  1,487,775
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

---------------------------------------------------------------------------------------------------------------
Principal                  S&P/Moody's
Amount                     Ratings
USD ($)                    (unaudited)                                                              Value
---------------------------------------------------------------------------------------------------------------
                                            Coal & Consumable Fuels -- 1.4%
          738,000                BB-/B1     Drummond Co., Inc., 9.0%, 10/15/14 (144A)              $    745,380
          420,000                 NR/B2     Indo Integrated Energy II BV, 9.75%, 11/5/16 (144A)         420,000
          505,000                BB-/B2     Massey Energy Co., 6.875%, 12/15/13                         498,687
          400,000               B+/Caa1     Murray Energy Corp., 10.25%, 10/15/15 (144A)                396,000
                                                                                                   ------------
                                                                                                   $  2,060,067
                                                                                                   ------------
                                            Total Energy                                           $ 13,442,114
---------------------------------------------------------------------------------------------------------------
                                            MATERIALS -- 10.6%
                                            Commodity Chemicals -- 0.3%
          195,000(b)              NR/NR     ARCO Chemical Co., 9.8%, 2/1/20                        $    135,525
          300,000(b)              NR/NR     Montell Finance Co. BV, 8.1%, 3/15/27 (144A)                231,000
                                                                                                   ------------
                                                                                                   $    366,525
---------------------------------------------------------------------------------------------------------------
                                            Diversified Chemicals -- 1.0%
          380,000(l)            BB-/Ba3     Ashland, Inc., 9.125%, 6/1/17 (144A)                   $    410,400
  EURO  1,275,000             CCC-/Caa3     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)          1,029,955
                                                                                                   ------------
                                                                                                   $  1,440,355
---------------------------------------------------------------------------------------------------------------
                                            Construction Materials -- 0.6%
          865,000                  B/B3     AGY Holding Corp., 11.0%, 11/15/14                     $    704,975
          300,000(a)(d)           B-/NR     C8 Capital SPV, Ltd., 6.64% (144A)                          211,536
                                                                                                   ------------
                                                                                                   $    916,511
---------------------------------------------------------------------------------------------------------------
                                            Metal & Glass Containers -- 1.6%
        1,145,000               CCC+/B2     AEP Industries, Inc., 7.875%, 3/15/13                  $  1,104,925
  EURO    255,000                BB/Ba3     Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)              402,576
  EURO    625,000                 B-/B3     Impress Holdings BV, 9.25%, 9/15/14 (144A)                  945,209
                                                                                                   ------------
                                                                                                   $  2,452,710
---------------------------------------------------------------------------------------------------------------
                                            Paper Packaging -- 1.2%
          700,000             CCC+/Caa1     Graham Packaging Co., Inc., 9.875%, 10/15/14           $    714,000
          500,000(l)              B-/B3     Graphic Packaging International, Inc., 9.5%, 8/15/13        513,125
          750,000                  B/NR     U.S. Corrugated, Inc., 10.0%, 6/1/13                        630,000
                                                                                                   ------------
                                                                                                   $  1,857,125
---------------------------------------------------------------------------------------------------------------
                                            Aluminum -- 0.8%
          600,000(b)              NR/NR     Asia Aluminum Holdings, Ltd., 8.0%,
                                            12/23/11 (144A)                                        $     94,500
          300,000               CCC+/B3     CII Carbon LLC, 11.125%, 11/15/15 (144A)                    295,500
        1,244,070(a)(c)          D/Caa2     Noranda Aluminum Acquisition Corp., 5.413%,
                                            5/15/15                                                     839,052
                                                                                                   ------------
                                                                                                   $  1,229,052
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     13

-------------------------------------------------------------------------------------------------------------
Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------------
                                             Diversified Metals & Mining -- 1.9%
              320,000(c)           NR/NR     Blaze Recycling & Metals LLC, 13.0%, 7/16/12        $    222,400
              195,000               B/B2     FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)           214,013
              750,000             NR/Ba3     Prime Dig Pte, Ltd., 11.75%, 11/3/14 (144A)              750,000
              745,000            BB+/Ba2     Teck Resources, Ltd., 10.25%, 5/15/16                    858,612
              750,000             BB/Ba2     Vedanta Resources Plc, 9.5%, 7/18/18 (144A)              748,125
                                                                                                 ------------
                                                                                                 $  2,793,150
-------------------------------------------------------------------------------------------------------------
                                             Precious Metals & Minerals -- 0.3%
              500,000             NR/Ba3     ALROSA Finance SA, 8.875%, 11/17/14 (144A)          $    501,875
-------------------------------------------------------------------------------------------------------------
                                             Steel -- 1.6%
            1,245,000          CCC+/Caa2     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)    $  1,064,475
              250,000              B+/B2     Evraz Group SA, 8.875%, 4/24/13 (144A)                   244,688
              250,000              B+/B2     Evraz Group SA, 9.5%, 4/24/18 (144A)                     246,250
              920,000          CCC+/Caa1     Ryerson, Inc., 12.0%, 11/1/15                            901,600
       EURO    50,000              CC/Ca     Zlomrex International Finance SA, 8.5%,
                                             2/1/14 (144A)                                             24,345
                                                                                                 ------------
                                                                                                 $  2,481,358
-------------------------------------------------------------------------------------------------------------
                                             Forest Products -- 0.4%
               47,651            B-/Caa3     Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A)   $     27,291
              500,000(b)            D/Ca     Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13
                                                 (144A)                                               360,000
              250,000             BB/Ba2     Sino-Forest Corp., 10.25%, 7/28/14 (144A)                265,000
                                                                                                 ------------
                                                                                                 $    652,291
-------------------------------------------------------------------------------------------------------------
                                             Paper Products -- 0.9%
              425,000               B/B2     Cellu Tissue Holdings, Inc., 11.5%, 6/1/14          $    465,375
              260,000             BB/Ba3     Clearwater Paper Corp., 10.625%, 6/15/16 (144A)          283,400
              600,000              B-/B3     Exopack Holding Corp., 11.25%, 2/1/14                    609,000
                                                                                                 ------------
                                                                                                 $  1,357,775
                                                                                                 ------------
                                             Total Materials                                     $ 16,048,727
-------------------------------------------------------------------------------------------------------------
                                             CAPITAL GOODS -- 6.3%
                                             Aerospace & Defense -- 0.8%
              750,000              B-/NR     Aeroflex. Inc., 11.75%, 2/15/15                     $    705,000
              405,000             BB/Ba3     DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)                 437,400
               90,000               B/B1     GeoEye, Inc., 9.625%, 10/1/15 (144A)                      92,925
                                                                                                 ------------
                                                                                                 $  1,235,325
-------------------------------------------------------------------------------------------------------------
                                             Building Products -- 0.4%
       EURO   200,000(a)(d)        B-/NR     C10 - EUR Capital SPV, Ltd., 6.277%                 $    209,514
              365,000              BB/B1     USG Corp., 9.75%, 8/1/14 (144A)                          383,250
                                                                                                 ------------
                                                                                                 $    592,764
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

---------------------------------------------------------------------------------------------------------------
Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                          Construction & Engineering -- 0.6%
        350,000               BB-/Ba3     Dycom Industries, Inc., 8.125%, 10/15/15                $    322,000
        100,000(a)               B/B2     Esco Corp., 4.174%, 12/15/13 (144A)                           91,250
        500,000                  B/B2     Esco Corp., 8.625%, 12/15/13 (144A)                          493,750
                                                                                                  ------------
                                                                                                  $    907,000
--------------------------------------------------------------------------------------------------------------
                                          Industrial Conglomerates -- 0.7%
        500,000                 B-/NR     Cia Latinoamericana de Infraestructura & Servicios SA,
                                          9.75%, 5/10/12                                          $    410,000
        500,000(b)              NR/NR     Indalex Holding Corp., 11.5%, 2/1/14                           5,625
        740,000             CCC+/Caa2     Park-Ohio Industries, Inc., 8.375%, 11/15/14                 580,900
                                                                                                  ------------
                                                                                                  $    996,525
--------------------------------------------------------------------------------------------------------------
                                          Construction & Farm Machinery & Heavy Trucks -- 1.5%
        720,000              BB-/Caa1     American Railcar Industries, Inc., 7.5%, 3/1/14         $    655,200
        770,000              CCC/Caa3     Commercial Vehicle Group, Inc., 8.0%, 7/1/13                 438,900
        950,000              CCC/Caa2     Greenbrier Companies, Inc., 8.375%, 5/15/15                  732,687
        400,000               B-/Caa1     Titan International, Inc., 8.0%, 1/15/12                     380,000
                                                                                                  ------------
                                                                                                  $  2,206,787
--------------------------------------------------------------------------------------------------------------
                                          Industrial Machinery -- 1.1%
      1,220,000                 B-/NR     Industrias Metalurgicas Pescarmona SA, 11.25%,
                                          10/22/14 (144A)                                         $    927,200
        875,000               B-/Caa1     Mueller Water Products, Inc., 7.375%, 6/1/17                 756,875
                                                                                                  ------------
                                                                                                  $  1,684,075
--------------------------------------------------------------------------------------------------------------
                                          Trading Companies & Distributors -- 1.2%
        500,000(l)             CCC/B3     Intcomex, Inc., 11.75%, 1/15/11                         $    398,750
        500,000              CCC/Caa1     KAR Holdings, Inc., 10.0%, 5/1/15                            512,500
      1,000,000                  B/B1     Wesco Distribution, Inc., 7.5%, 10/15/17                     983,750
                                                                                                  ------------
                                                                                                  $  1,895,000
                                                                                                  ------------
                                          Total Capital Goods                                     $  9,517,476
--------------------------------------------------------------------------------------------------------------
                                          COMMERCIAL & PROFESSIONAL SERVICES -- 0.7%
                                          Commercial Printing -- 0.1%
        250,000                  B/B2     Sheridan Group, Inc., 10.25%, 8/15/11                   $    220,000
--------------------------------------------------------------------------------------------------------------
                                          Environmental & Facilities Services -- 0.2%
        700,000(b)(l)            D/NR     Aleris International, Inc., 10.0%, 12/15/16             $      6,125
        210,000                 B+/B2     Casella Waste Systems, Inc., 11.0%, 7/15/14 (144A)           224,175
 EURO   107,128                B/Caa1     New Reclamation Group Pty., Ltd., 8.125%,
                                          2/1/13 (144A)                                                137,513
                                                                                                  ------------
                                                                                                  $    367,813
--------------------------------------------------------------------------------------------------------------
                                          Office Services & Supplies -- 0.2%
        225,000                BB/Ba1     Fibria Overseas Finance, Ltd., 9.25%,
                                          10/30/19 (144A)                                         $    235,800
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     15

---------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                             Value
---------------------------------------------------------------------------------------------------------
                                      Diversified Support Services -- 0.2%
         4,000(e)           NR/B3     MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)     $    230,000
                                                                                            ------------
                                      Total Commercial & Professional Services              $  1,053,613
--------------------------------------------------------------------------------------------------------
                                      TRANSPORTATION -- 0.8%
                                      Air Freight & Logistics -- 0.5%
       775,000           CCC/Caa2     CEVA Group Plc, 10.0%, 9/1/14 (144A)                  $    724,625
--------------------------------------------------------------------------------------------------------
                                      Airlines -- 0.2%
       305,000            BB-/Ba2     Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)           $    311,100
--------------------------------------------------------------------------------------------------------
                                      Railroads -- 0.1%
       240,000              B+/B2     Kansas City Southern de Mexico, 7.625%, 12/1/13       $    230,400
                                                                                            ------------
                                      Total Transportation                                  $  1,266,125
--------------------------------------------------------------------------------------------------------
                                      AUTOMOBILES & COMPONENTS -- 2.0%
                                      Auto Parts & Equipment -- 1.9%
       980,000(l)       CCC+/Caa2     Allison Transmission, Inc., 11.0%, 11/1/15 (144A)     $    999,600
     1,140,000(b)            D/NR     Lear Corp., 8.75%, 12/1/16                                 775,200
       160,000           CCC/Caa1     Stanadyne Corp., 10.0%, 8/15/14                            137,600
       500,000(f)       CCC-/Caa3     Stanadyne Corp., 12.0%, 2/15/15                            275,000
       700,000(l)        CCC/Caa2     Tenneco, Inc., 8.625%, 11/15/14                            659,750
                                                                                            ------------
                                                                                            $  2,847,150
--------------------------------------------------------------------------------------------------------
                                      Tires & Rubber -- 0.1%
       235,000              B+/B1     Goodyear Tire & Rubber Co., 10.5%, 5/15/16            $    254,388
                                                                                            ------------
                                      Total Automobiles & Components                        $  3,101,538
--------------------------------------------------------------------------------------------------------
                                      CONSUMER DURABLES & APPAREL -- 1.4%
                                      Homebuilding -- 0.4%
       695,000              B+/B1     Meritage Homes Corp., 6.25%, 3/15/15                  $    641,137
--------------------------------------------------------------------------------------------------------
                                      Housewares & Specialties -- 0.6%
     1,000,000          CCC+/Caa1     Yankee Acquisition Corp., 9.75%, 2/15/17              $    942,500
--------------------------------------------------------------------------------------------------------
                                      Textiles -- 0.4%
       500,000              B/Ba3     Invista, 9.25%, 5/1/12 (144A)                         $    505,000
                                                                                            ------------
                                      Total Consumer Durables & Apparel                     $  2,088,637
--------------------------------------------------------------------------------------------------------
                                      CONSUMER SERVICES -- 3.0%
                                      Casinos & Gaming -- 3.0%
       500,000(b)           NR/NR     Buffalo Thunder Development Authority, 9.375%,
                                      12/15/14 (144A)                                       $     92,500
EURO 1,155,000               B/B2     Codere Finance Luxembourg SA, 8.25%, 6/15/15
                                      (144A)                                                   1,533,729
       395,000               B/B3     FireKeepers Development Authority, 13.875%, 5/1/15
                                      (144A)                                                     426,600
        95,000               B/B3     Galaxy Entertainment Finance Co., Ltd., 9.875%,
                                      12/15/12 (144A)                                             93,100

The accompanying notes are an integral part of these financial statements.

16     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

----------------------------------------------------------------------------------------------------------------
Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                              Value
----------------------------------------------------------------------------------------------------------------
                                             Casinos & Gaming -- (continued)
            275,000(b)              D/Ca     Little Traverse Bay Bands of Odawa Indians, 10.25%,
                                             2/15/14 (144A)                                         $     86,625
          1,615,000               CCC/Ca     Mashantucket Western Pequot Tribe, 8.5%,
                                             11/15/15 (144A)                                             516,800
     EURO   500,000                 B/B3     Peermont Global, Ltd., 7.75%, 4/30/14 (144A)                627,066
            180,000              BB-/Ba3     Scientific Games International, Inc., 9.25%, 6/15/19        187,650
            423,000              BB-/Ba3     Scientific Games International, Inc., 9.25%, 6/15/19
                                             (144A)                                                      439,920
            585,000(b)              D/NR     Station Casinos, Inc., 6.625%, 3/15/18                       23,400
     EURO   405,000                NR/NR     Unibet Group Plc, 9.7%, 12/21/10                            597,557
                                                                                                    ------------
                                             Total Consumer Services                                $  4,624,947
----------------------------------------------------------------------------------------------------------------
                                             MEDIA -- 3.6%
                                             Advertising -- 0.3%
            500,000                B+/B2     MDC Partners, Inc., 11.0%, 11/1/16 (144A)              $    500,625
----------------------------------------------------------------------------------------------------------------
                                             Broadcasting -- 2.9%
             40,000(b)              D/NR     CCH I LLC, 11.0%, 10/1/15 (144A)                       $      8,000
            250,000(b)              D/NR     CCH II LLC, 10.25%, 9/15/10                                 301,250
            840,000                 B/B1     Hughes Network Systems LLC, 9.5%, 4/15/14                   854,700
            850,000(a)(c)      CCC+/Caa3     Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)                799,531
            500,000                B+/B3     Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15/13        501,875
            400,000                 B/B2     Kabel Deutschland GmbH, 10.625%, 7/1/14                     421,500
            430,000              B-/Caa1     Telesat Canada, 12.5%, 11/1/17                              471,387
          1,310,362(c)          CCC/Caa2     Univision Communications, Inc., 9.75%, 3/15/15
                                             (144A)                                                      992,391
                                                                                                    ------------
                                                                                                    $  4,350,634
----------------------------------------------------------------------------------------------------------------
                                             Publishing -- 0.4%
            600,000            CCC+/Caa2     Cengage Learning Acquisitions, Inc., 10.5%,
                                             1/15/15 (144A)                                         $    567,000
                                                                                                    ------------
                                             Total Media                                            $  5,418,259
----------------------------------------------------------------------------------------------------------------
                                             RETAILING -- 1.0%
                                             Internet Retail -- 0.4%
            640,000              BB-/Ba3     Ticketmaster Entertainment, Inc., 10.75%, 7/28/16      $    659,200
----------------------------------------------------------------------------------------------------------------
                                             Apparel Retail -- 0.0%
     EURO    74,000(a)         CCC+/Caa1     Edcon Holdings Pty., Ltd., 6.273%, 6/15/15 (144A)      $     66,602
----------------------------------------------------------------------------------------------------------------
                                             Specialty Stores -- 0.6%
            800,000(l)           B-/Caa1     Sally Holdings LLC, 10.5%, 11/15/16                    $    848,000
                                                                                                    ------------
                                             Total Retailing                                        $  1,573,802
----------------------------------------------------------------------------------------------------------------
                                             FOOD, BEVERAGE & TOBACCO -- 3.2%
                                             Distillers & Vintners -- 0.0%
     EURO   330,000(b)(g)          NR/NR     Belvedere SA, 0.0%, 5/15/13 (144A)                     $     48,690
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     17

-------------------------------------------------------------------------------------------------------
Principal           S&P/Moody's
Amount              Ratings
USD ($)             (unaudited)                                                             Value
-------------------------------------------------------------------------------------------------------
                                     Packaged Foods & Meats -- 1.8%
      490,000(b)           NR/NR     Arantes International, Ltd., 10.25%, 6/19/13 (144A)   $     19,600
      650,000              B-/B1     Bertin Ltda, 10.25%, 10/5/16 (144A)                        645,937
      400,000(b)           NR/NR     Independencia International, Ltd., 9.875%,
                                     5/15/15 (144A)                                              80,000
      700,000              B+/B1     Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)            700,000
    1,175,000            CCC+/NR     Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)              1,038,406
      275,000(f)           NR/B2     SA Fabrica de Produtos Alimenticios Vigor, 9.25%,
                                     2/23/17 (144A)                                             255,750
                                                                                           ------------
                                                                                           $  2,739,693
-------------------------------------------------------------------------------------------------------
                                     Tobacco -- 1.4%
      250,000              B+/NR     Alliance One International, Inc., 10.0%,
                                     7/15/16 (144A)                                        $    260,000
    1,765,000              B+/B2     Alliance One International, Inc., 10.0%,
                                     7/15/16 (144A)                                           1,835,600
                                                                                           ------------
                                                                                           $  2,095,600
                                                                                           ------------
                                     Total Food, Beverage & Tobacco                        $  4,883,983
-------------------------------------------------------------------------------------------------------
                                     HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
                                     Household Products -- 0.1%
      205,000          CCC+/Caa1     Central Garden and Pet Co., 9.125%, 2/1/13            $    207,563
                                                                                           ------------
                                     Total Household & Personal Products                   $    207,563
-------------------------------------------------------------------------------------------------------
                                     HEALTH CARE EQUIPMENT & SERVICES -- 4.8%
                                     Health Care Equipment & Services -- 0.5%
      750,000          CCC+/Caa2     Accellent, Inc., 10.5%, 12/1/13                       $    735,000
-------------------------------------------------------------------------------------------------------
                                     Health Care Supplies -- 1.4%
      750,000             B/Caa1     Bausch & Lomb, Inc., 9.875%, 11/1/15                  $    776,250
    1,265,000(c)           B-/B3     Biomet, Inc., 10.375%, 10/15/17                          1,363,037
                                                                                           ------------
                                                                                           $  2,139,287
-------------------------------------------------------------------------------------------------------
                                     Health Care Services -- 2.4%
    1,385,000(l)          BB-/NR     DASA Finance Corp., 8.75%, 5/29/18 (144A)             $  1,457,712
      600,000               B/B2     Rural/Metro Corp., 9.875%, 3/15/15                         601,500
      759,890(c)           B-/B3     Surgical Care Affiliates, Inc., 8.875%, 7/15/15
                                      (144A)                                                    630,709
    1,170,000          CCC+/Caa1     Surgical Care Affiliates, Inc., 10.0%,
                                     7/15/17 (144A)                                             982,800
                                                                                           ------------
                                                                                           $  3,672,721
-------------------------------------------------------------------------------------------------------
                                     Health Care Facilities -- 0.2%
      225,000             BB/Ba3     HCA, Inc., 8.5%, 4/15/19 (144A)                       $    238,500
-------------------------------------------------------------------------------------------------------
                                     Managed Health Care -- 0.3%
      500,000            B-/Caa1     Multiplan, Inc., 10.375%, 4/15/16 (144A)              $    480,000
                                                                                           ------------
                                     Total Health Care Equipment & Services                $  7,265,508
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

-------------------------------------------------------------------------------------------------------------
Principal                      S&P/Moody's
Amount                         Ratings
USD ($)                        (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------------
                                             PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES -- 0.3%
                                             Pharmaceuticals -- 0.3%
        250,000                     B/B2     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)    $    250,000
        200,000                CCC+/Caa1     Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)         196,000
                                                                                                 ------------
                                             Total Pharmaceuticals & Biotechnology &
                                             Life Sciences                                       $    446,000
-------------------------------------------------------------------------------------------------------------
                                             BANKS -- 2.1%
                                             Diversified Banks -- 1.3%
        250,000                   NR/Ba1     ATF Capital BV, 9.25%, 2/21/14 (144A)               $    243,750
        500,000(a)                 NR/B2     Banco Macro SA, 9.75%, 12/18/36                          400,000
        700,000                   NR/Ba2     Banco Macro SA, 10.75%, 6/7/12                           469,000
  BRL   350,000                    NR/NR     International Finance Corp., 9.25%, 3/15/13              192,303
        200,000                    NR/NR     JSC TemirBank, 9.5%, 5/21/14 (144A)                       46,000
        550,000                   B+/Ba3     Russian Standard Finance SA, 7.5%, 10/7/10 (144A)        526,625
        500,000(b)                   D/C     TuranAlem Finance BV, 8.5%, 2/10/15 (144A)               120,000
                                                                                                 ------------
                                                                                                 $  1,997,678
-------------------------------------------------------------------------------------------------------------
                                             Regional Banks -- 0.8%
        600,000(a)(d)           BBB/Baa2     PNC Financial Services Group, Inc., 8.25%           $    601,610
        500,000(a)(d)(l)          A-/Ba3     Wells Fargo Capital XV, 9.75%                            537,500
                                                                                                 ------------
                                                                                                 $  1,139,110
                                                                                                 ------------
                                             Total Banks                                         $  3,136,788
-------------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 2.7%
                                             Other Diversified Financial Services -- 0.3%
        400,000(a)                BB-/NR     Ibis Re, Ltd., 10.549%, 5/10/12 (144A)              $    431,520
-------------------------------------------------------------------------------------------------------------
                                             Specialized Finance -- 1.5%
        750,000                  B-/Caa1     ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)      $    585,000
        500,000                  BB/Baa2     Capital One Capital V, 10.25%, 8/15/39                   570,615
        755,000(a)               CCC+/B3     NCO Group, Inc., 5.315%, 11/15/13                        583,237
        900,000                CCC+/Caa1     NCO Group, Inc., 11.875%, 11/15/14                       621,000
                                                                                                 ------------
                                                                                                 $  2,359,852
-------------------------------------------------------------------------------------------------------------
                                             Asset Management & Custody Banks -- 0.7%
        375,000                 BB+/Baa3     Janus Capital Group, Inc., 6.5%, 6/15/12            $    373,124
        665,000                 BB+/Baa3     Janus Capital Group, Inc., 6.95%, 6/15/17                632,150
                                                                                                 ------------
                                                                                                 $  1,005,274
-------------------------------------------------------------------------------------------------------------
                                             Investment Banking & Brokerage -- 0.2%
        450,000(a)(d)             BBB/A3     Goldman Sachs Capital II, 5.793%                    $    334,688
                                                                                                 ------------
                                             Total Diversified Financials                        $  4,131,334
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     19

-----------------------------------------------------------------------------------------------------------
Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                            Value
-----------------------------------------------------------------------------------------------------------
                                          INSURANCE -- 22.6%
                                          Insurance Brokers -- 1.5%
           250,000           CCC/Caa1     Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)       $    243,750
         1,050,000          CCC+/Caa1     HUB International Holdings, Inc., 10.25%, 6/15/15
                                          (144A)                                                    968,625
           500,000(a)          CCC/B3     U.S.I. Holdings Corp., 4.315%, 11/15/14 (144A)            412,500
           804,000           CCC/Caa1     U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)              715,560
                                                                                               ------------
                                                                                               $  2,340,435
-----------------------------------------------------------------------------------------------------------
                                          Multi-Line Insurance -- 1.3%
         1,000,000(a)         NR/Baa3     Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)     $    792,808
         1,000,000(a)         BB/Baa3     Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)      1,050,000
            65,000             BB-/NR     Sul America Participacoes SA, 8.625%, 2/15/12
                                          (144A)                                                     68,331
                                                                                               ------------
                                                                                               $  1,911,139
-----------------------------------------------------------------------------------------------------------
                                          Reinsurance -- 19.8%
         1,000,000(a)          BB+/NR     AKIBARE, 3.557%, 5/22/12 (144A)                      $    973,400
         1,500,000(a)          BB+/NR     AKIBARE, 3.567%, 5/22/12 (144A)                         1,461,600
    EURO 1,500,000(a)           B-/NR     Atlas Reinsurance Plc, 11.0%, 1/10/11 (144A)            2,146,778
         2,000,000(a)          BB+/NR     Blue Fin, Ltd., 4.684%, 4/10/12 (144A)                  1,779,000
         1,000,000(a)           BB/NR     Caelus Re, Ltd., 6.611%, 6/7/11 (144A)                    964,100
         1,000,000(a)           BB/NR     Calabash Re II, Ltd., 8.844%, 1/8/10 (144A)             1,010,300
         1,500,000(a)          BB-/NR     Calabash Re II, Ltd., 10.044%, 1/8/10 (144A)            1,501,950
         1,000,000(a)           B-/NR     Carillon, Ltd., 15.549%, 1/10/11 (144A)                 1,009,100
         1,500,000(a)           BB/NR     East Lane Re, Ltd., 7.483%, 5/6/11 (144A)               1,501,500
         1,750,000(a)          BB+/NR     Fhu-Jin, Ltd., 4.383%, 8/10/11 (144A)                   1,733,900
           500,000(a)           BB/NR     Foundation Re, Ltd., 7.69%, 2/24/10 (144A)                503,650
         1,000,000(a)           NR/B1     GlobeCat, Ltd., 6.287%, 1/2/13 (144A)                     933,400
           350,000(a)           NR/B3     GlobeCat, Ltd., 9.537%, 1/2/13 (144A)                     302,540
    EURO 1,500,000(a)          BB+/NR     Green Valley, Ltd., 4.343%, 1/10/11 (144A)              2,129,294
           820,000(a)         B+/Caa3     MBIA Insurance Corp., 14.0%, 1/15/33 (144A)               352,600
           250,000(a)            B/NR     MultiCat Mexico, Ltd., Series 2009-I Class A,
                                          11.556%, 10/19/12 (144A)                                  250,550
           250,000(a)            B/NR     MultiCat Mexico, Ltd., Series 2009-I Class B,
                                          10.306%, 10/19/12 (144A)                                  252,675
           250,000(a)            B/NR     MultiCat Mexico, Ltd., Series 2009-I Class C,
                                          10.306%, 10/19/12 (144A)                                  252,675
           250,000(a)          BB-/NR     MultiCat Mexico, Ltd., Series 2009-I Class D,
                                          10.306%, 10/19/12 (144A)                                  250,725
         2,500,000(a)          NR/Ba2     Muteki, Ltd., 4.84%, 5/24/11 (144A)                     2,418,250
           250,000(a)           BB/NR     Mystic Re II, Ltd., 12.361%, 3/20/12 (144A)               265,875
         1,000,000(a)           NR/B1     Nelson Re, Ltd., 4.94%, 6/6/11 (144A)                     964,800
         1,000,000(a)          BB+/NR     Newton Re, Ltd., 4.936%, 12/24/10 (144A)                  988,400
         1,000,000(a)           BB/NR     Newton Re, Ltd., 7.236%, 12/24/10 (144A)                  973,500

The accompanying notes are an integral part of these financial statements.

20     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

---------------------------------------------------------------------------------------------------------
Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                          Value
---------------------------------------------------------------------------------------------------------
                                          Reinsurance -- (continued)
        425,000(a)             BB-/NR     Residential Reinsurance 2008, Ltd., 7.111%,
                                          6/6/11 (144A)                                      $    411,145
      2,000,000(a)              B-/NR     Residential Reinsurance 2008, Ltd., 11.861%,
                                          6/6/11 (144A)                                         1,976,200
        440,000(a)              NR/NR     Successor II, Ltd., 17.064%, 4/6/10 (144A)              439,472
      2,000,000(a)              NR/NR     Successor II, Ltd., 25.314%, 4/6/10 (144A)            1,999,000
        500,000(a)(b)            D/NR     Willow Re, Ltd., 0.0%, 6/16/10 (144A)                   330,000
                                                                                             ------------
                                                                                             $ 30,076,379
                                                                                             ------------
                                          Total Insurance                                    $ 34,327,953
---------------------------------------------------------------------------------------------------------
                                          REAL ESTATE -- 0.3%
                                          Real Estate Operating Companies -- 0.3%
         88,261                 B-/NR     Alto Palermo SA, 11.0%, 6/11/12 (144A)             $     56,487
        410,000                 B-/NR     IRSA Inversiones y Representaciones SA, 8.5%,
                                          2/2/17 (144A)                                           331,587
                                                                                             ------------
                                          Total Real Estate                                  $    388,074
---------------------------------------------------------------------------------------------------------
                                          SOFTWARE & SERVICES -- 2.9%
                                          Internet Software & Services -- 0.7%
        905,000                 B-/B2     Terremark Worldwide, Inc., 12.0%, 6/15/17 (144A)   $  1,000,025
---------------------------------------------------------------------------------------------------------
                                          IT Consulting & Other Services -- 0.2%
        405,000              CCC/Caa1     Activant Solutions, Inc., 9.5%, 5/1/16             $    368,550
---------------------------------------------------------------------------------------------------------
                                          Data Processing & Outsourced Services -- 0.9%
      1,465,000(l)            B-/Caa1     First Data Corp., 9.875%, 9/24/15                  $  1,351,462
---------------------------------------------------------------------------------------------------------
                                          Application Software -- 0.9%
      1,390,000               B-/Caa1     Vangent, Inc., 9.625%, 2/15/15                     $  1,323,975
---------------------------------------------------------------------------------------------------------
                                          Systems Software -- 0.2%
      1,110,000(b)              NR/NR     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)     $    366,300
                                                                                             ------------
                                          Total Software & Services                          $  4,410,312
---------------------------------------------------------------------------------------------------------
                                          TECHNOLOGY HARDWARE & EQUIPMENT -- 0.5%
                                          Computer Storage & Peripherals -- 0.3%
        430,000               BB+/Ba1     Seagate Technology International, 10.0%, 5/1/14
                                          (144A)                                             $    477,300
---------------------------------------------------------------------------------------------------------
                                          Electronic Equipment & Instruments -- 0.2%
        250,000                  B/B1     Da-Lite Screen Co., Inc., 9.5%, 5/15/11            $    239,063
                                                                                             ------------
                                          Total Technology Hardware & Equipment              $    716,363
---------------------------------------------------------------------------------------------------------
                                          TELECOMMUNICATION SERVICES -- 6.3%
                                          Alternative Carriers -- 0.7%
        945,000                 B-/B2     Global Crossing, Ltd., 12.0%, 9/15/15 (144A)       $  1,013,512
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     21

-----------------------------------------------------------------------------------------------------------
Principal           S&P/Moody's
Amount              Ratings
USD ($)             (unaudited)                                                                 Value
-----------------------------------------------------------------------------------------------------------
                                     Integrated Telecommunication Services -- 2.8%
     910,000             CCC+/B3     Broadview Networks Holdings, Inc., 11.375%, 9/1/12        $    846,300
   1,250,000              BB-/B2     GCI, Inc., 7.25%, 2/15/14                                    1,209,375
     750,000                B/B1     PAETEC Holding Corp., 8.875%, 6/30/17 (144A)                   742,500
   1,010,000           CCC+/Caa1     PAETEC Holding Corp., 9.5%, 7/15/15                            924,150
     500,000              BB/Ba3     Windstream Corp., 8.625%, 8/1/16                               513,750
                                                                                               ------------
                                                                                               $  4,236,075
-----------------------------------------------------------------------------------------------------------
                                     Wireless Telecommunication Services -- 2.8%
      60,000            CCC/Caa2     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)               $     59,700
     365,000              B+/Ba2     Cricket Communications, Inc., 7.75%, 5/15/16
                                     (144A)                                                         364,088
     500,000(l)            B-/B3     Cricket Communications, Inc., 9.375%, 11/1/14                  485,000
     400,000               NR/B1     Digicel, Ltd., 9.25%, 9/1/12 (144A)                            406,000
     750,000(l)           BB-/B1     NII Capital Corp., 10.0%, 8/15/16 (144A)                       791,250
     790,000             BB+/Ba2     OJSC Vimpel Communications, 9.125%, 4/30/18
                                     (144A)                                                         823,575
   1,330,000               B-/B2     True Move Co., Ltd., 10.375%, 8/1/14 (144A)                  1,243,550
     100,000               B-/B2     True Move Co., Ltd., 10.75%, 12/16/13 (144A)                    95,500
                                                                                               ------------
                                                                                               $  4,268,663
                                                                                               ------------
                                     Total Telecommunication Services                          $  9,518,250
-----------------------------------------------------------------------------------------------------------
                                     UTILITIES -- 2.1%
                                     Electric Utilities -- 0.7%
     750,000               B-/NR     Cia de Transporte de Energia Electrica de Alta Tension
                                     Transener SA, 8.875%, 12/15/16 (144A)                     $    637,500
     500,000(l)          CC/Caa2     Texas Competitive Electric Holdings Co. LLC, 10.25%,
                                     11/1/15                                                        355,000
                                                                                               ------------
                                                                                               $    992,500
-----------------------------------------------------------------------------------------------------------
                                     Gas Utilities -- 1.0%
     490,000               B+/B1     Inergy, L.P., 8.25%, 3/1/16                               $    497,350
   1,135,000               B-/B2     Transportadora de Gas del Sur SA, 7.875%, 5/14/17
                                     (144A)                                                         991,706
                                                                                               ------------
                                                                                               $  1,489,056
-----------------------------------------------------------------------------------------------------------
                                     Multi-Utilities -- 0.1%
     225,000             BB-/Ba2     PNM Resources, Inc., 9.25%, 5/15/15                       $    232,313
-----------------------------------------------------------------------------------------------------------
                                     Independent Power Producers & Energy Traders -- 0.3%
     500,000             BB-/Ba3     Intergen NV, 9.0%, 6/30/17 (144A)                         $    520,000
                                                                                               ------------
                                     Total Utilities                                           $  3,233,869
-----------------------------------------------------------------------------------------------------------
                                     TOTAL CORPORATE BONDS & NOTES
                                     (Cost $139,480,359)                                       $130,801,235
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

---------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                              Value
---------------------------------------------------------------------------------------------------------
                                      CONVERTIBLE BONDS & NOTES -- 4.0% of Net Assets
                                      MATERIALS -- 0.8%
                                      Diversified Chemicals -- 0.8%
         1,900(e)            B/NR     Hercules Inc, 6.5%, 6/30/29                            $  1,159,000
                                                                                             ------------
                                      Total Materials                                        $  1,159,000
---------------------------------------------------------------------------------------------------------
                                      TRANSPORTATION -- 0.5%
                                      Marine -- 0.5%
       990,000          CCC+/Caa2     Horizon Lines, Inc., 4.25%, 8/15/12                    $    780,863
                                                                                             ------------
                                      Total Transportation                                   $    780,863
---------------------------------------------------------------------------------------------------------
                                      MEDIA -- 0.2%
                                      Movies & Entertainment -- 0.2%
       559,000            CCC+/NR     Live Nation, Inc., 2.875%, 7/15/27                     $    398,986
                                                                                             ------------
                                      Total Media                                            $    398,986
---------------------------------------------------------------------------------------------------------
                                      HEALTH CARE EQUIPMENT & SERVICES -- 1.6%
                                      Health Care Equipment & Services -- 0.6%
     1,040,000(f)          BB-/NR     Hologic, Inc., 2.0%, 12/15/37                          $    843,700
---------------------------------------------------------------------------------------------------------
                                      Health Care Services -- 0.8%
     1,550,000              B+/B3     Omnicare, Inc., 3.25%, 12/15/35                        $  1,234,187
---------------------------------------------------------------------------------------------------------
                                      Health Care Facilities -- 0.2%
       405,000               B/NR     LifePoint Hospitals, Inc., 3.5%, 5/15/14               $    362,475
                                                                                             ------------
                                      Total Health Care Equipment & Services                 $  2,440,362
---------------------------------------------------------------------------------------------------------
                                      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
                                      Communications Equipment -- 0.2%
       450,000(b)           NR/NR     Nortel Networks Corp., 2.125%, 4/15/14                 $    249,188
                                                                                             ------------
                                      Total Technology Hardware & Equipment                  $    249,188
---------------------------------------------------------------------------------------------------------
                                      TELECOMMUNICATION SERVICES -- 0.7%
                                      Wireless Telecommunication Services -- 0.7%
     1,150,000              B+/NR     NII Holdings, Inc., 3.125%, 6/15/12                    $  1,019,187
                                                                                             ------------
                                      Total Telecommunication Services                       $  1,019,187
---------------------------------------------------------------------------------------------------------
                                      TOTAL CONVERTIBLE BONDS & NOTES
                                      (Cost $5,674,333)                                      $  6,047,586
---------------------------------------------------------------------------------------------------------
                                      FLOATING RATE LOAN INTERESTS -- 38.6% of Net Assets (h)
                                      ENERGY -- 1.0%
                                      Oil & Gas Equipment & Services -- 0.6%
       886,811              B+/B2     Coffeyville Resources LLC, Tranche D Term Loan, 8.5%,
                                      12/30/13                                               $    890,691
---------------------------------------------------------------------------------------------------------
                                      Integrated Oil & Gas -- 0.2%
       336,600           BBB-/Ba2     Hudson Products Holdings, Inc., Term Loan, 8.0%,
                                      8/24/15                                                $    277,695
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     23

--------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                             Value
--------------------------------------------------------------------------------------------------------
                                      Oil & Gas Exploration & Production -- 0.2%
       320,588               B/B3     Venoco, Inc., Second Lien Term Loan, 4.25%, 5/7/14    $    288,930
                                                                                            ------------
                                      Total Energy                                          $  1,457,316
--------------------------------------------------------------------------------------------------------
                                      MATERIALS -- 4.2%
                                      Diversified Chemicals -- 0.8%
       989,899            BB+/Ba1     Huntsman International LLC, New Dollar Term Loan B,
                                      1.994%, 4/21/14                                       $    906,445
       371,827              B/Ba1     Solutia, Inc., Term Loan, 7.25%, 2/28/14                   378,268
                                                                                            ------------
                                                                                            $  1,284,713
--------------------------------------------------------------------------------------------------------
                                      Paper Packaging -- 0.7%
        52,886              B+/B1     Graham Packaging Co. LP, Term Loan B, 2.5% -
                                      2.563%, 10/7/11                                       $     51,737
       529,271              B+/B1     Graham Packaging Co. LP, Term Loan C, 6.75%,
                                      4/5/14                                                     530,594
       492,500              B-/B3     Graphic Packaging International, Inc., Incremental
                                      Term Loan, 2.995% - 3.04%, 5/16/14                         474,031
                                                                                            ------------
                                                                                            $  1,056,362
--------------------------------------------------------------------------------------------------------
                                      Steel -- 1.2%
     1,294,378             BB-/B3     Essar Steel Algoma, Inc., Term Loan, 8.0%, 6/20/13    $  1,222,109
     1,293,538              NR/B1     Niagara Corp., Term Loan, 9.25%, 6/30/14                   601,495
                                                                                            ------------
                                                                                            $  1,823,604
--------------------------------------------------------------------------------------------------------
                                      Forest Products -- 0.8%
     1,500,000(c)          NR/Ba3     Ainsworth Lumber Co., Ltd., Term Loan, 5.25%,
                                      6/26/14                                               $  1,170,000
--------------------------------------------------------------------------------------------------------
                                      Paper Products -- 0.7%
     1,132,372             BB+/NR     Georgia-Pacific LLC, Term Loan B, 2.283% - 2.464%,
                                      12/21/12                                              $  1,093,050
                                                                                            ------------
                                      Total Materials                                       $  6,427,729
--------------------------------------------------------------------------------------------------------
                                      CAPITAL GOODS -- 3.3%
                                      Aerospace & Defense -- 1.4%
       731,144              B+/NR     Aeroflex, Inc., Tranche B-2 Term Loan, 4.0% - 4.25%,
                                      8/15/14                                               $    680,878
       500,231             BB-/B1     DAE Aviation Holdings, Inc., Tranche B-1 Term Loan,
                                      4.04%, 7/31/14                                             470,218
       492,386            BB+/Ba3     Spirit Aerosystems, Inc., Term Loan B-1, 2.034%,
                                      9/30/13                                                    476,999
       489,381             BB-/B1     Standard Aero, Ltd., Tranche B-2 Term Loan,
                                      4.0% - 4.03%, 7/31/14                                      460,018
                                                                                            ------------
                                                                                            $  2,088,113
--------------------------------------------------------------------------------------------------------
                                      Construction & Engineering -- 0.7%
     1,158,000             BB/Ba3     Goodman Global, Inc., Term Loan, 6.25%, 2/13/14       $  1,161,763
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

--------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                             Value
--------------------------------------------------------------------------------------------------
                                Construction & Farm Machinery & Heavy Trucks -- 1.2%
1,000,000           BB-/Ba3     Accuride Corp., Advance Term Loan, 8.0%, 1/31/12      $    995,313
  498,744             NR/NR     Manitowoc Co., Inc., Term Loan B, 7.5%, 11/16/14           491,886
  290,000             NR/B2     Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%,
                                12/6/13                                                    290,201
                                                                                      ------------
                                                                                      $  1,777,400
                                                                                      ------------
                                Total Capital Goods                                   $  5,027,276
--------------------------------------------------------------------------------------------------
                                COMMERCIAL & PROFESSIONAL SERVICES -- 1.6%
                                Commercial Printing -- 0.2%
    6,922           BB-/Ba3     Cenveo Corp., Delayed Draw Term Loan, 4.792%,
                                6/21/13                                               $      6,740
  242,439           BB-/Ba2     Cenveo Corp., Facility Term Loan C, 4.792%, 6/21/13        236,075
                                                                                      ------------
                                                                                      $    242,815
--------------------------------------------------------------------------------------------------
                                Diversified Commercial & Professional Services -- 0.7%
  720,988            BB+/B1     Asset Acceptance Capital Corp., Tranche B Term Loan,
                                3.5% - 5.5%, 6/12/13                                  $    699,358
  420,246            BB-/B2     Rental Service Corp., Second Lien Initial Term Loan,
                                3.79% - 3.91%, 11/30/13                                    381,373
                                                                                      ------------
                                                                                      $  1,080,731
--------------------------------------------------------------------------------------------------
                                Environmental & Facilities Services -- 0.7%
  124,688            B+/Ba2     Casella Waste Systems, Inc., Term Loan B, 7.0%,
                                4/9/14                                                $    125,779
1,221,875           BB-/Ba3     Synagro Technologies, Inc., First Lien Term Loan,
                                2.24%, 4/2/14                                              994,301
                                                                                      ------------
                                                                                      $  1,120,080
                                                                                      ------------
                                Total Commercial & Professional Services              $  2,443,626
--------------------------------------------------------------------------------------------------
                                TRANSPORTATION -- 1.0%
                                Air Freight & Logistics -- 1.0%
  439,482            NR/Ba2     Ceva Group Plc, Pre-Funded LC Loan, 0.183%,
                                11/4/13                                               $    370,996
1,309,420            NR/Ba2     Ceva Group Plc, U.S. Term Loan, 3.243%, 11/4/13          1,105,369
                                                                                      ------------
                                Total Transportation                                  $  1,476,365
--------------------------------------------------------------------------------------------------
                                AUTOMOBILES & COMPONENTS -- 0.9%
                                Tires & Rubber -- 0.6%
1,000,000            BB/Ba1     Goodyear Tire & Rubber Co., Second Lien Term Loan,
                                2.34%, 4/30/14                                        $    916,786
--------------------------------------------------------------------------------------------------
                                Automobile Manufacturers -- 0.3%
  498,087             B/Ba3     Ford Motor Co., Term Loan, 3.25% - 3.29%,
                                12/15/13                                              $    445,165
                                                                                      ------------
                                Total Automobiles & Components                        $  1,361,951
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     25

------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                           Value
------------------------------------------------------------------------------------------------------
                                      CONSUMER DURABLES & APPAREL -- 0.8%
                                      Housewares & Specialties -- 0.5%
       876,651            BB-/Ba3     Yankee Candle Co., Inc., Term Loan, 2.25%, 2/6/14   $    820,765
------------------------------------------------------------------------------------------------------
                                      Apparel, Accessories & Luxury Goods -- 0.3%
       368,502            BB-/Ba2     Hanesbrands, Inc., Term Loan B, 5.032%, 9/5/13      $    370,674
                                                                                          ------------
                                      Total Consumer Durables & Apparel                   $  1,191,439
------------------------------------------------------------------------------------------------------
                                      CONSUMER SERVICES -- 0.6%
                                      Casinos & Gaming -- 0.5%
       500,000(b)           B+/B1     Fontainebleau Las Vegas LLC, Delayed Draw Term
                                      Loan, 6.0%, 6/6/14                                  $    145,000
     1,000,000(b)            B/NR     Fontainebleau Las Vegas LLC, Initial Term Loan,
                                      6.0%, 6/6/14                                             290,000
     1,000,000           BB-/Caa1     Gateway Casinos & Entertainment, Inc., Advance
                                      Second Lien Term Loan, 5.787%, 3/31/15                   295,625
                                                                                          ------------
                                                                                          $    730,625
------------------------------------------------------------------------------------------------------
                                      Hotels, Resorts & Cruise Lines -- 0.1%
       167,580             BB/Ba2     Travelport LLC, Incremental Term Loan C, 10.5%,
                                      8/23/13                                             $    170,373
                                                                                          ------------
                                      Total Consumer Services                             $    900,998
------------------------------------------------------------------------------------------------------
                                      MEDIA -- 2.1%
                                      Broadcasting -- 1.0%
     1,000,000             B+/Ba3     Insight Midwest Holdings LLC, Term Loan B, 2.29%,
                                      4/7/14                                              $    953,036
       675,000              B/Ba3     Univision Communications, Inc., Initial Term Loan,
                                      2.533%, 9/29/14                                          545,785
                                                                                          ------------
                                                                                          $  1,498,821
------------------------------------------------------------------------------------------------------
                                      Cable & Satellite -- 0.1%
       157,318              B-/B3     Knology, Inc., Term Loan, 2.493%, 6/30/12           $    153,188
------------------------------------------------------------------------------------------------------
                                      Movies & Entertainment -- 0.5%
       838,971              B+/B1     Lodgenet Entertainment Corp., Closing Date Term
                                      Loan, 2.29% , 4/4/14                                $    770,455
------------------------------------------------------------------------------------------------------
                                      Publishing -- 0.5%
       869,685            BB-/Ba1     RH Donnelley, Inc., Tranche D-1 Term Loan, 6.75%,
                                      6/30/11                                             $    761,699
                                                                                          ------------
                                      Total Media                                         $  3,184,163
------------------------------------------------------------------------------------------------------
                                      RETAILING -- 0.2%
                                      Catalog Retail -- 0.2%
       250,000           BBB-/Ba2     QVC, Inc., Tranche 2-W Term Loan, 3.745%, 10/4/11   $    249,844
                                                                                          ------------
                                      Total Retailing                                     $    249,844
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

-------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                            Value
-------------------------------------------------------------------------------------------------
                                FOOD & STAPLES RETAILING -- 0.7%
                                Drug Retail -- 0.7%
1,000,000             NR/B3     Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/10/15   $  1,036,667
                                                                                     ------------
                                Total Food & Staples Retailing                       $  1,036,667
-------------------------------------------------------------------------------------------------
                                FOOD, BEVERAGE & TOBACCO -- 0.4%
                                Packaged Foods & Meats -- 0.4%
  736,776             BB/B1     Dean Foods Co., Tranche B Term Loan, 1.625% -
                                1.665%, 4/2/14                                       $    690,267
                                                                                     ------------
                                Total Food, Beverage & Tobacco                       $    690,267
-------------------------------------------------------------------------------------------------
                                HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
                                Personal Products -- 0.5%
  815,228            B+/Ba3     Brickman Group Holdings, Inc., Tranche B Term Loan,
                                2.283%, 1/23/14                                      $    769,712
                                                                                     ------------
                                Total Household & Personal Products                  $    769,712
-------------------------------------------------------------------------------------------------
                                HEALTH CARE EQUIPMENT & SERVICES -- 4.3%
                                Health Care Supplies -- 1.1%
  112,592            BB-/B1     Bausch & Lomb, Inc., Delayed Draw Term Loan,
                                3.504% - 3.533%, 4/24/15                             $    107,581
  463,644            BB-/B1     Bausch & Lomb, Inc., Parent Term Loan, 3.533%,
                                4/24/15                                                   443,006
  488,750             B+/B2     IM US Holdings LLC, First Lien Term Loan, 2.244% -
                                2.283%, 6/26/14                                           463,091
  600,000             B+/B2     IM US Holdings LLC, Second Lien Term Loan, 4.494%,
                                6/26/15                                                   576,000
                                                                                     ------------
                                                                                     $  1,589,678
-------------------------------------------------------------------------------------------------
                                Health Care Services -- 1.4%
1,351,751           BB-/Ba3     Catalent Pharma Solutions, Inc., Dollar Term Loan,
                                2.493%, 4/10/14                                      $  1,178,727
  522,294              B/B3     HealthSouth Corp., Tranche 1 Term Loan,
                                2.54% - 2.55%, 3/10/13                                    498,791
  429,871            BB-/B3     HealthSouth Corp., Tranche 2 Term Loan,
                                4.04 - 4.05%, 3/15/14                                     416,439
                                                                                     ------------
                                                                                     $  2,093,957
-------------------------------------------------------------------------------------------------
                                Health Care Facilities -- 1.8%
   47,884             NR/NR     Community Health Systems, Inc., Delayed Draw Term
                                Loan, 2.493% - 2.511%, 7/25/14                       $     44,715
  938,626            BB/Ba3     Community Health Systems, Inc., Term Loan,
                                2.493% - 2.622%, 7/25/14                                  876,501
  712,270             B+/B3     Hanger Orthopedic Group, Inc., Tranche B Term Loan,
                                2.25%, 5/26/13                                            677,547
  330,914            B+/Ba2     HCA, Inc., Tranche B-1 Term Loan, 2.533%, 11/18/13        308,830
  162,256             B+/B1     Sun Healthcare Group, Inc., Synthetic LC Loan,
                                0.183%, 4/19/14                                           153,535

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     27

--------------------------------------------------------------------------------------------------
Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                              Value
--------------------------------------------------------------------------------------------------
                               Health Care Facilities -- (continued)
  764,765            B+/B1     Sun Healthcare Group, Inc., Term Loan, 2.281% -
                               3.313%, 4/19/14                                        $    723,659
                                                                                      ------------
                                                                                      $  2,784,787
                                                                                      ------------
                               Total Health Care Equipment & Services                 $  6,468,422
--------------------------------------------------------------------------------------------------
                               PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES -- 1.3%
                               Biotechnology -- 0.7%
  396,610           BB+/B1     Warner Chilcott Co. LLC, Term Loan A, 3.25%,
                               10/30/14                                               $    397,881
  198,305           BB+/B1     Warner Chilcott Co. LLC, Term Loan B-1, 3.5%,
                               4/30/15                                                     198,940
  436,271           BB+/B1     Warner Chilcott Co. LLC, Term Loan B-2, 3.5%,
                               4/30/15                                                     431,908
                                                                                      ------------
                                                                                      $  1,028,729
--------------------------------------------------------------------------------------------------
                               Pharmaceuticals -- 0.5%
  727,500           BB/Ba3     Mylan, Inc., U.S. Tranche B Term Loan, 3.5% -
                               3.563%, 10/2/14                                        $    709,312
--------------------------------------------------------------------------------------------------
                               Life Sciences Tools & Services -- 0.1%
  198,125        BBB-/Baa3     Life Technologies Corp., Facility Term Loan B, 5.25%,
                               11/23/15                                               $    199,528
                                                                                      ------------
                               Total Pharmaceuticals & Biotechnology &
                               Life Sciences                                          $  1,937,569
--------------------------------------------------------------------------------------------------
                               DIVERSIFIED FINANCIALS -- 3.4%
                               Other Diversified Financial Services -- 0.8%
  435,326           BB/Ba2     Metavante Corp., Term Loan, 2.233%, 11/3/14            $    434,964
  792,000          BB-/Ba3     SRAM LLC., Term Loan, 7.0% - 8.0%, 9/30/14                  788,040
                                                                                      ------------
                                                                                      $  1,223,004
--------------------------------------------------------------------------------------------------
                               Specialized Finance -- 1.0%
  836,985           BB-/B3     Ace Cash Express, Inc., Term Loan, 3.283%, 10/5/13     $    707,252
  912,041            B-/B2     Collect Acquisition Corp., Advance Term Loan B, 7.5%,
                               5/15/13                                                     884,110
                                                                                      ------------
                                                                                      $  1,591,362
--------------------------------------------------------------------------------------------------
                               Consumer Finance -- 1.1%
1,028,833           BB-/NR     Dollar Financial Corp., Canadian Borrower Term Loan,
                               3.04%, 10/30/12                                        $    978,677
  756,495           BB-/NR     Dollar Financial Corp., Delayed Draw Term Loan,
                               3.04%, 10/30/12                                             719,616
                                                                                      ------------
                                                                                      $  1,698,293
--------------------------------------------------------------------------------------------------
                               Investment Banking & Brokerage -- 0.5%
  687,750            NR/NR     MSCI, Inc., Term Loan B, 2.872%, 11/20/14              $    678,293
                                                                                      ------------
                               Total Diversified Financials                           $  5,190,952
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

-----------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                                Value
-----------------------------------------------------------------------------------------------------
                                INSURANCE -- 3.3%
                                Insurance Brokers -- 2.4%
1,470,000             B-/B3     Alliant Holdings I, Inc., Term Loan, 3.283%, 8/21/14     $  1,370,775
  119,073              B/B2     HUB International, Ltd., Delay Draw Term Loan,
                                2.743%, 6/13/14                                               105,031
  529,745              B/B3     HUB International, Ltd., Initial Term Loan, 2.743%,
                                6/13/14                                                       467,275
  100,000             B-/B3     U.S.I. Holdings Corp., Add-on Term Loan, 5.0%,
                                5/5/14                                                         97,375
1,955,000             B-/B2     U.S.I. Holdings Corp., Tranche B Term Loan, 3.04%,
                                5/5/14                                                      1,702,479
                                                                                         ------------
                                                                                         $  3,742,935
-----------------------------------------------------------------------------------------------------
                                Multi-Line Insurance -- 0.9%
  783,474             B-/B2     AmWins Group, Inc., Initial Term Loan,
                                2.79% - 2.88%, 6/8/13                                    $    640,490
1,000,000             B-/B2     AmWins Group, Inc., Second Lien Initial Term Loan,
                                5.79%, 6/9/14                                                 700,000
                                                                                         ------------
                                                                                         $  1,340,490
                                                                                         ------------
                                Total Insurance                                          $  5,083,425
-----------------------------------------------------------------------------------------------------
                                SOFTWARE & SERVICES -- 3.7%
                                Internet Software & Services -- 0.3%
  448,866             B+/B1     Web Service Co. LLC, Term Loan, 7.0%, 8/28/14            $    446,622
-----------------------------------------------------------------------------------------------------
                                IT Consulting & Other Services -- 1.8%
  404,694             B+/B1     Activant Solutions, Inc., Term Loan, 2.313%, 5/2/13      $    377,377
  555,924             B+/B2     Keane International, Inc., Closing Date Term Loan,
                                2.63%, 6/4/13                                                 501,722
   42,654             B+/B2     Keane International, Inc., Synthetic LC Loan, 2.63%,
                                6/4/13                                                         38,495
1,949,875            B+/Ba3     SunGard Data Systems, Inc., Tranche A U.S.Term Loan,
                                1.994%, 2/28/14                                             1,835,930
                                                                                         ------------
                                                                                         $  2,753,524
-----------------------------------------------------------------------------------------------------
                                Data Processing & Outsourced Services -- 0.1%
  178,514            NR/Ba1     Fidelity National Information Services, Inc., Tranche C
                                Term Loan, 4.473%, 1/18/12                               $    178,291
-----------------------------------------------------------------------------------------------------
                                Application Software -- 0.6%
  982,188              B/B1     Nuance Communications, Inc., Term Loan, 2.25%,
                                3/29/13                                                  $    941,980
-----------------------------------------------------------------------------------------------------
                                Systems Software -- 0.9%
1,439,787            BB-/B3     Vangent, Inc., Term Loan, 2.65%, 2/14/13                 $  1,367,798
                                                                                         ------------
                                Total Software & Services                                $  5,688,215
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     29

---------------------------------------------------------------------------------------------------
Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------
                               TECHNOLOGY HARDWARE & EQUIPMENT -- 0.8%
                               Electronic Equipment & Instruments -- 0.8%
  769,251           BB/Ba2     H3C Holdings, Ltd., Tranche B Term Loan, 3.639%,
                               9/28/12                                                 $    734,635
  488,773             B/B3     Scitor Corp., Term Loan, 4.49%, 9/26/14                      432,564
                                                                                       ------------
                               Total Technology Hardware & Equipment                   $  1,167,199
---------------------------------------------------------------------------------------------------
                               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
                               Semiconductor Equipment -- 0.5%
  970,639          BB-/Ba3     Freescale Semiconductor, Inc., Term Loan, 1.996%,
                               11/29/13                                                $    791,341
                                                                                       ------------
                               Total Semiconductors & Semiconductor Equipment          $    791,341
---------------------------------------------------------------------------------------------------
                               TELECOMMUNICATION SERVICES -- 2.4%
                               Alternative Carriers -- 0.3%
  501,297           B-/Ba3     PAETEC Holding Corp., Replacement Term Loan,
                               2.743%, 2/28/13                                         $    476,859
---------------------------------------------------------------------------------------------------
                               Integrated Telecommunication Services -- 0.6%
  434,910            B+/B2     Telesat Canada, U.S. Term I Loan, 3.25%, 10/31/14       $    418,397
   37,356            B+/B2     Telesat Canada, U.S. Term II Loan, 3.25%, 10/31/14            35,937
  250,000          BB-/Ba1     Wind Telecomunicazioni S.P.A., Facility Term Loan B-2,
                               3.926%, 5/27/13                                              240,104
  250,000          BB-/Ba1     Wind Telecomunicazioni S.P.A., Facility Term Loan C-2,
                               4.926%, 5/26/14                                              240,104
                                                                                       ------------
                                                                                       $    934,542
---------------------------------------------------------------------------------------------------
                               Wireless Telecommunication Services -- 1.5%
1,710,327             B/B1     MetroPCS Wireless, Inc., Tranche B Term Loan,
                               2.5% - 2.75%, 11/3/13                                   $  1,611,181
  587,121            B+/B1     Stratos Global Corp., Facility Term Loan B, 2.783%,
                               2/13/12                                                      578,314
                                                                                       ------------
                                                                                       $  2,189,495
                                                                                       ------------
                               Total Telecommunication Services                        $  3,600,896
---------------------------------------------------------------------------------------------------
                               UTILITIES -- 1.6%
                               Electric Utilities -- 0.3%
  598,919           B+/Ba3     Texas Competitive Electric Holdings Co. LLC, Initial
                               Tranche B-2 Term Loan, 3.744% - 3.783%,
                               10/10/14                                                $    465,566
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

-------------------------------------------------------------------------------------------------------
Principal          S&P/Moody's
Amount             Ratings
USD ($)            (unaudited)                                                              Value
-------------------------------------------------------------------------------------------------------
                                    Independent Power Producers & Energy Traders -- 1.3%
   1,950,263              NR/NR     Calpine Corp., First Priority Term Loan, 3.165%,
                                    3/29/14                                                $  1,798,202
     184,378               B/B2     Mach Gen LLC, First Lien Synthetic LC Loan, 0.033%,
                                    2/22/13                                                     172,086
                                                                                           ------------
                                                                                           $  1,970,288
                                                                                           ------------
                                    Total Utilities                                        $  2,435,854
-------------------------------------------------------------------------------------------------------
                                    TOTAL FLOATING RATE LOAN INTERESTS
                                    (Cost $63,882,675)                                     $ 58,581,226
-------------------------------------------------------------------------------------------------------
                                    FIXED RATE LOAN INTERESTS -- 0.6% of Net Assets
                                    MATERIALS -- 0.1%
                                    Diversified Metals & Mining -- 0.1%
     100,000               B/B2     Blaze Recycling & Metals LLC, Term Loan, 15.0%,
                                    5/14/12                                                $    100,000
                                                                                           ------------
                                    Total Materials                                        $    100,000
-------------------------------------------------------------------------------------------------------
                                    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
                                    Semiconductor Equipment -- 0.5%
     824,333(l)           NR/NR     Freescale Semiconductor, Inc., Incremental Term Loan,
                                    12.5%, 12/15/14                                        $    848,376
                                                                                           ------------
                                    Total Semiconductors & Semiconductor Equipment         $    848,376
-------------------------------------------------------------------------------------------------------
                                    TOTAL FIXED RATE LOAN INTERESTS
                                    (Cost $1,037,339)                                      $    948,376
-------------------------------------------------------------------------------------------------------
    Shares
-------------------------------------------------------------------------------------------------------
                                    COMMON STOCK -- 0.3% of Net Assets
                                    ENERGY -- 0.0%
                                    Oil & Gas Equipment & Services -- 0.0%
     383,316(i)                     Skeie Drilling & Production ASA                        $     38,346
                                                                                           ------------
                                    Total Energy                                           $     38,346
-------------------------------------------------------------------------------------------------------
                                    MATERIALS -- 0.3%
                                    Commodity Chemicals -- 0.3%
      29,346(i)                     Georgia Gulf Corp.                                     $    421,702
-------------------------------------------------------------------------------------------------------
                                    Forest Products -- 0.0%
      13,963(i)                     Ainsworth Lumber Co., Ltd.                             $     22,813
                                                                                           ------------
                                    Total Materials                                        $    444,515
-------------------------------------------------------------------------------------------------------
                                    TOTAL COMMON STOCK
                                    (Cost $540,661)                                        $    482,861
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     31

----------------------------------------------------------------------------------------------
 Shares                                                                            Value
----------------------------------------------------------------------------------------------
                               CONVERTIBLE PREFERRED STOCK -- 0.3% of Net Assets
                               DIVERSIFIED FINANCIALS -- 0.3%
                               Other Diversified Financial Services -- 0.3%
            595                Bank of America Corp.                              $    498,217
----------------------------------------------------------------------------------------------
                               TOTAL CONVERTIBLE PREFERRED STOCK
                               (Cost $490,737)                                    $    498,217
----------------------------------------------------------------------------------------------
                               WARRANTS -- 0.0% of Net Assets
                               REAL ESTATE -- 0.0%
                               Real Estate Development -- 0.0%
        750,000(g)(i)          Neo-China Group Holdings, Ltd., Expires 7/22/12
                               (144A)                                             $     24,193
----------------------------------------------------------------------------------------------
                               TOTAL WARRANTS
                               (Cost $17,012)                                     $     24,193
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
Principal
Amount
USD ($)
--------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 4.4% of Net Assets
                    Securities Lending Collateral -- 4.4%(j)
                    Certificates of Deposit:
  325,369           Bank of Nova Scotia, 0.25%, 11/17/09      $    325,369
  343,445           BNP Paribas NY, 0.3%, 11/17/09                 343,445
  159,072           Nordea NY, 0.21%, 12/22/09                     159,072
  216,913           Rabobank Nederland NY, 0.24%, 12/11/09         216,913
  216,913           Societe Generale, 0.27%, 12/4/09               216,913
  216,913           Toronto Dominion, 0.23%, 12/16/09              216,913
                                                              ------------
                                                              $  1,478,625
--------------------------------------------------------------------------
                    Commercial Paper:
  180,713           ABB LLC, 0.59%, 12/28/09                  $    180,713
  361,475           BBVA London, 0.29%, 11/6/09                    361,475
  180,701           BCS FUN, 0.60%, 12/29/09                       180,701
  216,866           Cafco, 0.40%, 12/9/09                          216,866
  216,817           CBA Financial, 0.27%, 12/29/09                 216,817
  126,531           Char FD, 0.30%, 11/2/09                        126,531
  108,428           Ciesco, 0.25%, 12/7/09                         108,428
  108,433           Ciesco, 0.33%, 11/23/09                        108,433
  180,711           GE, 0.23%, 12/28/09                            180,711
  216,831           HND AF, 0.30%, 12/15/09                        216,831
  180,722           HSBC, 0.24%, 12/2/09                           180,722
   36,144           HSBC, 0.24%, 12/3/09                            36,144
  180,757           Kithaw, 0.23%, 11/3/09                         180,757
  325,272           NABPP, 0.29%, 12/7/09                          325,272

The accompanying notes are an integral part of these financial statements.

32     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

-----------------------------------------------------------------------------------
Principal
Amount
USD ($)                                                                 Value
-----------------------------------------------------------------------------------
                            Commercial Paper -- (continued)
    180,711                 Ranger, 0.24%, 12/11/09                    $    180,711
    126,175                 Santander U.S. Debt, 0.37%, 11/20/09            126,175
    106,220                 TB LLC, 0.20%, 12/10/09                         106,220
                                                                       ------------
                                                                       $  3,033,507
-----------------------------------------------------------------------------------
                            Tri-party Repurchase Agreements:
    801,283                 Barclays Capital Markets, 0.05%, 11/2/09   $    801,283
  1,048,411                 Deutsche Bank, 0.06%, 11/2/09                 1,048,411
                                                                       ------------
                                                                       $  1,849,694
-----------------------------------------------------------------------------------
    Shares
-----------------------------------------------------------------------------------
                            Money Market Mutual Funds:
    144,608                 Dreyfus Preferred Money Market Fund        $    144,608
    180,761                 Fidelity Prime Money Market Fund                180,761
                                                                       ------------
                                                                       $    325,369
-----------------------------------------------------------------------------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $6,687,195)                          $  6,687,195
-----------------------------------------------------------------------------------
                            TOTAL INVESTMENTS IN SECURITIES -- 138.9%
                            (Cost $226,372,025)(k)                     $210,812,991
-----------------------------------------------------------------------------------
                            OTHER ASSETS AND LIABILITIES -- (38.9)%    $(58,994,410)
-----------------------------------------------------------------------------------
                            NET ASSETS APPLICABLE TO COMMON
                            SHAREOWNERS -- 100.0%                      $151,818,581
===================================================================================

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2009, the value of these securities amounted to $84,600,896 or 55.7% of total net assets applicable to common shareowners.

(a) Floating rate note. The rate shown is the coupon rate at October 31, 2009.

(b)    Security is in default and is non-income producing.

(c) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(d)    Security is a perpetual bond and has no definite maturity date.

(e)    Security is priced as a unit.

(f) Debt obligation initially issued at one coupon which converts to another coupon at a specific date. The rate shown is the coupon rate at October 31, 2009.

(g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $469,131. The aggregate value of $72,883 represents 0.0% of total net assets applicable to common shareowners.


The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     33

(h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
       (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or
       (iv) other base lending rates used by commercial lenders. The interest rate shown is the coupon rate accruing at October 31, 2009.

(i)    Non-income producing.

(j) Securities lending collateral is managed by Credit Suisse AG, New York branch.

(k) At October 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $227,237,904 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  6,370,442
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (22,795,355)
                                                                                   ------------
       Net unrealized loss                                                         $(16,424,913)
                                                                                   ============

For financial reporting purposes net unrealized loss was $15,559,034 and cost of investments aggregated $226,372,025.


(l)    At October 31, 2009, the following securities were out on loan:

------------------------------------------------------------------------------------------
Principal
Amount
USD ($)         Description                                                    Value
------------------------------------------------------------------------------------------
      379,000  Aleris International, Inc., 10.0%, 12/15/16                    $      3,316
      970,000  Allison Transmission, Inc., 11.0%, 11/1/15 (144A)                   989,400
      224,000  Ashland, Inc., 9.125%, 6/1/17 (144A)                                241,920
      490,000  Cricket Communications, Inc., 9.375%, 11/1/14                       475,300
      356,000  DASA Finance Corp., 8.75%, 5/29/18 (144A)                           374,690
    1,450,000  First Data Corp., 9.875%, 9/24/15                                 1,337,625
      608,000  Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%,
               12/15/14                                                            625,734
      137,000  Graphic Packaging International, Inc., 9.5%, 8/15/13                140,596
        5,000  Intcomex, Inc., 11.75%, 1/15/11                                       3,988
      385,000  NII Capital Corp., 10.0%, 8/15/16 (144A)                            406,175
      775,000  Sally Holdings LLC, 10.5%, 11/15/16                                 821,500
      683,000  Tenneco, Inc., 8.625%, 11/15/14                                     643,728
      495,000  Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15        351,450
      495,000  Wells Fargo Capital XV, 9.75%                                       532,125
------------------------------------------------------------------------------------------
                                                                              $  6,947,547
==========================================================================================


The accompanying notes are an integral part of these financial statements.

34     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Glossary of Terms:


LC -- Letter of Credit

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

BRL   Brazilian Real
EURO  Euro
NOK   Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2009, aggregated $38,896,069 and $16,235,889, respectively.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2009, in valuing the Trust's investments:

---------------------------------------------------------------------------------------------
                                       Level 1        Level 2           Level 3    Total
---------------------------------------------------------------------------------------------
Asset backed securities                 $       --   $  4,306,574         $ --    $ 4,306,574
Collateralized mortgage obligations             --      2,435,528           --      2,435,528
Corporate bonds & notes                         --    130,801,235           --    130,801,235
Convertible bonds & notes                       --      6,047,586           --      6,047,586
Floating rate loan interests                    --     58,581,226           --     58,581,226
Fixed rate loan interests                       --        948,376           --        948,376
Common stocks                              482,861             --           --        482,861
Convertible preferred stocks               498,217             --           --        498,217
Warrants                                        --         24,193           --         24,193
Temporary cash investments                      --      6,687,195           --      6,687,195
---------------------------------------------------------------------------------------------
   Total                                $  981,078   $209,831,913         $ --    $210,812,991
---------------------------------------------------------------------------------------------
Other Financial Instruments*            $  (79,793)  $      2,032         $ --    $   (77,761)
=============================================================================================

* Other financial instruments include foreign exchange contracts and appreciation on unfunded corporate loans.

The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     35

Statement of Assets and Liabilities | 10/31/09 (unaudited)


ASSETS:
  Investments in securities, at value (including securities loaned of
   $6,947,547) (cost $226,372,025)                                        $210,812,991
  Cash                                                                         707,042
  Foreign currencies, at value (cost $2,643,571)                             2,725,102
  Receivables --
   Interest receivable                                                       3,603,201
  Unfunded loan commitment                                                       2,032
  Prepaid expenses                                                              13,332
--------------------------------------------------------------------------------------
     Total assets                                                         $217,863,700
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Notes payable                                                          $ 55,000,000
   Investment securities purchased                                           3,913,665
   Upon return of securities loaned                                          6,687,195
   Forward foreign currency portfolio hedge contracts -- net                    79,793
  Unamortized facility fees                                                      1,587
  Due to affiliates                                                            140,048
  Accrued interest expense                                                      63,067
  Accrued expenses and other liabilities                                       159,764
--------------------------------------------------------------------------------------
     Total liabilities                                                    $ 66,045,119
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $194,476,554
  Distribution in excess of investment income                               (4,348,459)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (22,773,959)
  Net unrealized loss on investments                                       (15,557,002)
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                     21,447
--------------------------------------------------------------------------------------
     Net assets applicable to common shareowners                          $151,818,581
======================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $151,818,581/8,190,918 shares                                  $      18.53
======================================================================================


The accompanying notes are an integral part of these financial statements.

36     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Statement of Operations (unaudited)

For the Six Months Ended 10/31/09


INVESTMENT INCOME:
  Interest (net of foreign taxes withheld $5,531)                    $  8,235,746
  Dividends                                                                21,569
  Facility and other fees                                                  86,439
  Income from securities loaned, net                                       10,911
----------------------------------------------------------------------------------------------------
     Total investment income                                                             $ 8,354,665
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $    791,053
  Administrative fees                                                      97,370
  Transfer agent fees and expenses                                         33,952
  Bank loan fees and expenses                                              65,089
  Custodian fees                                                           12,184
  Registration fees                                                         8,785
  Professional fees                                                        46,650
  Printing expenses                                                        15,371
  Trustees' fees                                                            3,822
  Pricing fees                                                             16,402
  Miscellaneous                                                            27,235
----------------------------------------------------------------------------------------------------
   Net operating expenses                                                                $ 1,117,913
----------------------------------------------------------------------------------------------------
     Interest expense                                                                    $   639,841
----------------------------------------------------------------------------------------------------
   Net operating expenses and interest expense                                           $ 1,757,754
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc. ("PIM")                                          (178,145)
   Less fees paid indirectly                                                                      (3)
----------------------------------------------------------------------------------------------------
   Net expenses                                                                          $ 1,579,606
----------------------------------------------------------------------------------------------------
     Net investment income                                                               $ 6,775,059
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                       $ (7,720,901)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                        119,413        $(7,601,488)
----------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) from:
   Investments                                                       $ 47,351,485
   Unfunded corporate loans                                                 3,223
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                       (347,884)       $47,006,824
----------------------------------------------------------------------------------------------------
     Net gain on investments and foreign currency transactions                           $39,405,336
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                   $46,180,395
====================================================================================================


The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     37

Statement of Changes in Net Assets

For the Six Months Ended 10/31/09 and the Year Ended 4/30/09, respectively


------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended
                                                                     10/31/09             Year Ended
                                                                     (unaudited)          4/30/09
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                   $  6,775,059      $ 17,099,169
Net realized loss on investments and foreign currency
  transactions                                                            (7,601,488)      (12,595,394)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                   47,006,824       (49,859,677)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                    $ 46,180,395      $(45,355,902)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($1.050 and $2.469 per share,
  respectively)                                                         $ (8,588,256)     $(20,135,595)
Tax return of capital ($0.000 and $0.045 per share respectively)                  --          (371,077)
------------------------------------------------------------------------------------------------------
     Total distributions to common shareowners                          $ (8,588,256)     $(20,506,672)
------------------------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
Reinvestment of distributions                                           $    413,996      $    159,885
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Trust share
     transactions                                                       $    413,996      $    159,885
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                $ 38,006,135      $(65,702,689)
NET ASSETS:
Beginning of period                                                      113,812,446       179,515,135
------------------------------------------------------------------------------------------------------
End of period                                                           $151,818,581      $113,812,446
------------------------------------------------------------------------------------------------------
Distribution in excess of net investment income                         $ (4,348,459)     $ (2,535,262)
------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

38     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Statement of Cash Flows (unaudited)

For the Six Months Ended 10/31/09



Cash Flows Used in Operating Activities
   Net investment income                                          $   6,775,059
-------------------------------------------------------------------------------
Adjustment to Reconcile Net Investment Income to Net Cash
and Foreign Currency Provided used in Operating Activities
  Purchase of investment securities                               $(521,255,451)
  Proceeds from disposition of investment securities                504,848,033
  Decrease in receivable for investments sold                           710,823
  Increase in interest and foreign tax reclaim receivable              (280,309)
  Decrease in commitment fees receivable                                     29
  Increase in interest payable                                           14,437
  Increase in payable for investments purchased                       2,853,785
  Increase in accrued expenses and other liabilities                    106,919
  Decrease in unrealized appreciation on foreign currency
   transactions                                                        (299,928)
  Net realized gain from foreign currency transactions                  119,413
  Net amortization/(accretion) of premium/(discount)                   (624,697)
-------------------------------------------------------------------------------
   Net adjustment to reconcile net investment income                (13,806,946)
-------------------------------------------------------------------------------
   Net cash and foreign currency used in operating activities     $  (7,031,887)
-------------------------------------------------------------------------------
Cash Flows From Financing Activities
  Increase in notes payable                                       $  17,000,000
  Cash dividends paid to common shareowners                          (9,725,786)
-------------------------------------------------------------------------------
   Net cash flow from financing activities                        $   7,274,214
-------------------------------------------------------------------------------
   Net increase in cash and foreign currency                      $     242,327
-------------------------------------------------------------------------------
Cash and Foreign Currency
  Beginning of the period                                         $   3,189,817
-------------------------------------------------------------------------------
  End of the period                                               $   3,432,144
===============================================================================


The accompanying notes are an integral part of these financial statements.

     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     39

Financial Highlights


------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended                         5/30/07 (b)
                                                            10/31/09       Year Ended     to
                                                            (unaudited)    4/30/09        4/30/08
------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period                        $  13.94       $ 22.02        $  23.88(c)
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:(a)
 Net investment income                                      $   0.83       $  2.10        $   1.77
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            4.81         (7.67)          (1.80)
------------------------------------------------------------------------------------------------------
   Net decrease from investment operations                  $   5.64       $ (5.57)       $  (0.03)
Distributions from
 Net investment income                                         (1.05)        (2.47)          (1.78)
 Tax return of capital                                            --         (0.04)             --
Capital charge with respect to issuance of shares                 --            --           (0.05)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   4.59       $ (8.08)       $  (1.86)
------------------------------------------------------------------------------------------------------
Net asset value, end of period(d)                           $  18.53       $ 13.94        $  22.02
------------------------------------------------------------------------------------------------------
Market value, end of period(d)                              $  16.94       $ 13.23        $  20.47
======================================================================================================
Total return at market value(e)                                36.32%       (23.11)%        (10.67)%
Ratios to average net assets
 Net operating expenses                                         1.38%(f)      1.38%           0.99%(f)
 Interest expense                                               0.94%(f)      1.14%           0.33%(f)
 Net expenses                                                   2.32%(f)      2.52%           1.32%(f)
 Net investment income                                          9.92%(f)     12.27%           8.48%(f)
Portfolio turnover                                                 9%           25%             21%
Net assets, end of period (in thousands)                    $151,819       $113,812       $179,515
Ratios to average net assets before waivers and
 reimbursements of expenses
 Net operating expenses                                         1.64%(f)      1.68%           1.29%(f)
 Interest expense                                               0.94%(f)      1.14%           0.33%(f)
 Net expenses                                                   2.58%(f)      2.82%           1.62%(f)
 Net investment income                                          9.66%(f)     11.97%           8.18%(f)
------------------------------------------------------------------------------------------------------

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) Trust shares were first publicly offered on May 24, 2007 and commenced operations on May 30, 2007.
(c) Net asset value immediately after the closing of the first public offering was $23.83.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(f) Annualized.


The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


The accompanying notes are an integral part of these financial statements.

40     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Notes to Financial Statements | 10/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Diversified High Income Trust (the Trust) was organized as a Delaware statutory trust on January 30, 2007. Prior to commencing operations on May 30, 2007, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to provide a high level of current income and, as a secondary objective, the Trust may seek capital appreciation to the extent that it is consistent with its investment objective.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust invests in below investment grade (high yield) debt securities, floating rate loans and event-linked bonds sometimes referred to as "catastrophe" bonds or "insurance-linked" bonds. The Trust may invest in securities and other obligations of any credit quality, including those that are rated below investment grade, or are unrated but are determined by the investment adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     41
of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Investments in loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Loan Interests for which no reliable price quotes are available, such investments will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

    Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or Loan Interests for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees (board determined). Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. As of October 31, 2009, there were no securities valuations that were board determined. Temporary cash investments are valued at amortized cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discounts and premiums on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


42     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using the current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.


C.  Forward Foreign Currency Contracts

    The Trust may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).


D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior two fiscal years remain subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain (loss) on investments and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     43

    The tax character of current year distributions paid to shareowners will be determined at the end of the fiscal year. Distributions paid during the year ended April 30, 2009 were as follows:


------------------------------------------------
                                            2009
------------------------------------------------
   Distributions paid from:
   Ordinary income                   $20,135,595
   Tax return of capital                 371,077
------------------------------------------------
     Total                           $20,506,672
================================================


    The following shows the components of distributable earnings (loss) on a federal income tax basis at April 30, 2009.


--------------------------------------------------

--------------------------------------------------
   Distributable earnings:
   Capital loss carryforward        $    (644,894)
   Post-October loss deferred         (14,813,937)
   Dividends payable                   (1,551,526)
   Unrealized depreciation            (63,239,755)
--------------------------------------------------
     Total                          $ (80,250,112)
==================================================


    The difference between book-basis and tax-basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized losses on certain foreign currency contracts, the book/tax differences in the accrual of income on securities in default, the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other book/tax temporary differences.


E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.  Securities Lending

    The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Trust typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse AG, New York Branch, as the Trust's securities lending


44     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09
    agent, manages the Trust's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Trust. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Trust will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the Plan), under which participants receive all dividends and capital gain distributions (collectively, dividends) in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the Plan Agent), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

    Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the NYSE Amex or elsewhere. If, on the payment date for any dividend, the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value (market discount), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09 45 common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.


2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit) manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.85% of the Trust's average daily managed assets. "Managed assets" means (a) the total assets of the Trust, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means. For the six months ended October 31, 2009, the net management fee was equivalent to 0.66% of the Trust's average daily managed assets and 0.90% of the Trust's average daily net assets.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At October 31, 2009, $140,048 was payable to PIM related to management costs, administrative costs and certain other services and it is included in "Due to affiliates" on the Statement of Assets and Liabilities.

PIM has retained Princeton Administrators, LLC (Princeton) to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% of average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

PIM has entered into a Research Services Agreement with Montpelier Capital Advisors, Ltd. (Montpelier). Under the research services agreement, Montpelier will provide research services to PIM with regard to event-linked bonds. PIM pays Montpelier a flat fee of $325,000 annually. Montpelier received no compensation directly from the Trust.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses, excluding offering costs for common shares, interest expense, the cost of defending or prosecuting any


46     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09
claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses, to 0.90% of the Trust's average daily managed assets in year one, 0.95% of the Trust's average daily managed assets in year two and 1.00% of the Trust's average daily managed assets in year three. This is a contractual limit and may not be terminated by the adviser during the three year period ending in 2010. There can be no assurance that it will be continued after that time. For the period ended October 31, 2009, the expense reduction under such arrangement was $178,145.


3.  Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates.


4.  Expense Offset Arrangements

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custodian expenses. For the six months ended October 31, 2009, the Trust expenses were reduced by $3 under such arrangement.


5.  Forward Foreign Currency Contracts

During the six months ended October 31, 2009, the Trust has entered into various contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into offsetting hedge contract. The average number of contracts open during the six months ended October 31, 2009 was 3,433,333.

Open portfolio hedges at October 31, 2009 were as follows:


----------------------------------------------------------------------------------------------------
              Net
              Contracts                                                                  Net
              to Receive         In Exchange       Settlement                            Unrealized
 Currency     (Deliver)          For US$           Date               US$ Value          Loss
----------------------------------------------------------------------------------------------------
 EURO            (3,340,000)     $(4,855,825)      11/5/09            $ (4,927,998)      $  (72,173)
 EURO               500,000          745,344       11/5/09                 737,724           (7,620)
----------------------------------------------------------------------------------------------------
                   Total                                                                 $  (79,793)
====================================================================================================


As of October 31, 2009, the Trust had no outstanding forward currency settlement contracts.


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     47

6. Unfunded Loan Commitments

As of October 31, 2009, the Trust had unfunded loan commitments of $138,814 which could be extended at the option of the borrower, pursuant to the following loan agreements:


------------------------------------------------------------------
                                                    Unfunded Loan
 Borrower                                           Commitment
------------------------------------------------------------------
 Warner Chilcott Co., Delayed Draw Term Loan        $138,814


7.  Loan Agreement

Effective February 6, 2009, the Trust entered into a $55,000,000 Revolving Credit Facility (the Credit Agreement) with the Bank of Nova Scotia.

At October 31, 2009, the Trust had a borrowing outstanding under the Credit Agreement totaling $55,000,000. The interest rates charged at October 31, 2009 were 2.49% to 2.50%. During the six months ended October 31, 2009, the average daily balance was $49,173,913 at a weighted average interest rate of 2.55%. With respect to the loan, interest expense of $639,841 is included in the Statement of Operations.

The Trust is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement. Asset coverage is calculated by subtracting the Trust's total liabilities, not including any bank loans and senior securities, from the Trust's total assets and dividing such amount by the principal amount of the borrowings outstanding. As of the date indicated below, the Trust's debt outstanding and asset coverage were as follows:


--------------------------------------------
              Total           Asset coverage
              Amount          per $1,000 of
 Date         Outstanding     Indebtedness
--------------------------------------------
 10/31/09     $55,000,000     $3,760


8.  Trust Shares

There are an unlimited number of common shares of beneficial interest authorized.

Transactions in common shares of beneficial interest for the six months ended October 31, 2009 and the year ended April 30, 2009 were as follows:


-------------------------------------------------------------------------
                                                  10/2009       4/2009
-------------------------------------------------------------------------
 Shares outstanding at beginning of period        8,165,927     8,154,188
 Reinvestment of distributions                       24,991        11,739
--------------------------------------------      ---------     ---------
 Shares outstanding at end of period              8,190,918     8,165,927
--------------------------------------------      ---------     ---------


48     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

9. Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of October 31, 2009:


------------------------------------------------------------------------------------------
     Derivatives Not
 Accounted for as Hedging
    Instruments Under            Balance Sheet      Fair       Balance Sheet         Fair
      Statement 133                Location         Value         Location          Value
------------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Receivables            $--     Payables*           $79,793
------------------------------------------------------------------------------------------
 Total                                                 $--                         $79,793
------------------------------------------------------------------------------------------

------------------
* Foreign Exchange Contracts are shown as a net payable on the Statement of Assets and Liabilities.


The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2009 was as follows:


----------------------------------------------------------------------------------------------------------
                                                                                             Change in
                                                                                         Unrealized Gain
          Derivatives Not                                                                 or (Loss) on
   Accounted for as Hedging             Location of Gain or          Realized Gain or      Derivatives
       Instruments Under              (Loss) On Derivatives      (Loss) on Derivatives    Recognized in
         Statement 133                Recognized in Income        Recognized in Income       Income
----------------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts      Net realized gain on forward           $96,145
                                 foreign currency contracts
                                 and other assets and
                                 liabilities denominated in
                                 foreign currencies
----------------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts      Change in unrealized gain                                 $ (47,856)
                                 (loss) on forward foreign
                                 currency contracts and other
                                 assets and liabilities
                                 denominated in foreign
                                 currencies
----------------------------------------------------------------------------------------------------------


10. Subsequent Events

Subsequent to October 31, 2009, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.16 per common share payable November 30, 2009, to shareowners of record on November 16, 2009.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through December 21, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     49

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust that have not been approved by the shareowners. During the period, there have been no changes in the principal risk factors associated with investment in the Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.


CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


Results of Shareholder Meeting (unaudited)

At the annual meeting of shareowners held on September 22, 2009, and adjourned to October 8, 2009 with respect to Proposal 2, shareowners of Pioneer Diversified High Income Trust were asked to consider the proposals described below. A report of the total votes cast by the Trust's shareholders follows:

Proposal 1 - To elect Class II Trustees.


-------------------------------------------------------
Nominee                   For            Withheld
-------------------------------------------------------
 Mary K. Bush             5,239,303      173,207
-------------------------------------------------------
 Thomas J. Perna          5,270,819      141,691
-------------------------------------------------------
 Marguerite A. Piret      5,251,980      160,530
-------------------------------------------------------

Proposal 2 - To approve an Amended and Restated Management Agreement with Pioneer Investment Management, Inc.


----------------------------------------------------------
                                                 Broker
 For                Against          Abstain     Non-Votes
----------------------------------------------------------
 3,645,869     95,651           114,518          1,486,898


50     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

Trustees, Officers and Service Providers

Trustees                                       Officers
John F. Cogan, Jr., Chairman                   John F. Cogan, Jr., President
David R. Bock                                  Daniel K. Kingsbury, Executive
Mary K. Bush                                     Vice President
Benjamin M. Friedman                           Mark E. Bradley, Treasurer
Margaret B.W. Graham                           Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Bingham McCutchen LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company


Sub-Administrator
Princeton Administrators, LLC


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09     51

                           This page for your notes.

52     Pioneer Diversified High Income Trust | Semiannual Report | 10/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


You can call American Stock Transfer & Trust Company (AST) for:
--------------------------------------------------------------------------------

Account Information                             1-800-710-0935

Or write to AST:
--------------------------------------------------------------------------------
For                                             Write to
General inquiries, lost dividend checks,        American Stock
change of address, lost stock certificates,     Transfer & Trust
stock transfer                                  Operations Center
                                                6201 15th Ave.
                                                Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)               American Stock
                                                Transfer & Trust
                                                Wall Street Station
                                                P.O. Box 922
                                                New York, NY 10269-0560

Website                                         www.amstock.com


For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form also may be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.


Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2009

* Print the name and title of each signing officer under his or her signature.